Hartford Disciplined US Equity ETF
Schedule of Investments
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.8%
10	Autoliv, Inc.	$ 766
1,668	Ford Motor Co.	19,399
30	General Motors Co.	1,009
979	Gentex Corp.	26,697
305	Tesla, Inc.*	37,570
		85,441
	Banks - 2.6%
723	Bank of America Corp.	23,946
225	Citigroup, Inc.	10,177
20	Comerica, Inc.	1,337
447	JP Morgan Chase & Co.	59,943
95	PNC Financial Services Group, Inc.	15,004
15	Truist Financial Corp.	645
100	Umpqua Holdings Corp.	1,785
395	Wells Fargo & Co.	16,309
		129,146
	Capital Goods - 7.4%
429	3M Co.	51,446
5	Acuity Brands, Inc.	828
4	Carlisle Cos., Inc.	943
70	Caterpillar, Inc.	16,769
140	Cummins, Inc.	33,921
10	Deere & Co.	4,288
5	Eaton Corp. plc	785
80	Emerson Electric Co.	7,685
45	General Dynamics Corp.	11,165
35	General Electric Co.	2,933
55	Honeywell International, Inc.	11,786
57	Hubbell, Inc.	13,377
15	Illinois Tool Works, Inc.	3,305
42	L3Harris Technologies, Inc.	8,745
145	Lincoln Electric Holdings, Inc.	20,951
67	Lockheed Martin Corp.	32,595
269	MSC Industrial Direct Co., Inc. Class A	21,977
50	Northrop Grumman Corp.	27,280
35	nVent Electric plc	1,346
95	Otis Worldwide Corp.	7,439
150	PACCAR, Inc.	14,845
135	Raytheon Technologies Corp.	13,624
45	Snap-on, Inc.	10,282
295	Triton International Ltd.	20,290
50	UFP Industries, Inc.	3,962
15	Watsco, Inc.	3,741
85	Watts Water Technologies, Inc. Class A	12,430
		358,738
	Commercial & Professional Services - 1.0%
20	Booz Allen Hamilton Holding Corp. Class A	2,091
15	Cintas Corp.	6,774
245	Robert Half International, Inc.	18,088
135	Waste Management, Inc.	21,179
		48,132
	Consumer Durables & Apparel - 1.0%
15	Crocs, Inc.*	1,627
35	Hasbro, Inc.	2,135
370	Mattel, Inc.*	6,601
193	NIKE, Inc. Class B	22,583
117	Ralph Lauren Corp.	12,363
70	Tempur Sealy International, Inc.	2,403
		47,712
	Consumer Services - 4.2%
97	Airbnb, Inc. Class A*	8,294
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Services - 4.2% - (continued)
1	Booking Holdings, Inc.*	$ 2,015
120	Boyd Gaming Corp.	6,544
1	Chipotle Mexican Grill, Inc.*	1,387
115	Choice Hotels International, Inc.	12,954
20	Churchill Downs, Inc.	4,229
51	Domino's Pizza, Inc.	17,666
155	H&R Block, Inc.	5,659
20	Hilton Worldwide Holdings, Inc.	2,527
5	Marriott International, Inc. Class A	744
247	McDonald's Corp.	65,092
319	Starbucks Corp.	31,645
40	Texas Roadhouse, Inc. Class A	3,638
25	Vail Resorts, Inc.	5,959
10	Wyndham Hotels & Resorts, Inc.	713
290	Yum! Brands, Inc.	37,143
		206,209
	Diversified Financials - 6.5%
2,059	AGNC Investment Corp. REIT	21,311
110	American Express Co.	16,252
750	Annaly Capital Management, Inc. REIT	15,810
280	Bank of New York Mellon Corp.	12,746
197	Berkshire Hathaway, Inc. Class B*	60,853
175	Cboe Global Markets, Inc.	21,957
160	Charles Schwab Corp.	13,322
107	CME Group, Inc.	17,993
15	Evercore, Inc. Class A	1,636
37	FactSet Research Systems, Inc.	14,845
40	Goldman Sachs Group, Inc.	13,735
195	Houlihan Lokey, Inc.	16,996
85	Interactive Brokers Group, Inc. Class A	6,150
137	Intercontinental Exchange, Inc.	14,055
58	LPL Financial Holdings, Inc.	12,538
5	Moody's Corp.	1,393
135	Morgan Stanley	11,478
36	Morningstar, Inc.	7,797
23	MSCI, Inc.	10,699
100	Nasdaq, Inc.	6,135
80	Northern Trust Corp.	7,079
165	OneMain Holdings, Inc.	5,496
57	T Rowe Price Group, Inc.	6,216
		316,492
	Energy - 3.7%
185	Baker Hughes Co.	5,463
305	Chevron Corp.	54,744
210	ConocoPhillips	24,780
45	Coterra Energy, Inc.	1,106
130	EOG Resources, Inc.	16,837
623	Exxon Mobil Corp.	68,717
12	Pioneer Natural Resources Co.	2,741
140	Williams Cos., Inc.	4,606
		178,994
	Food & Staples Retailing - 1.1%
65	Costco Wholesale Corp.	29,672
165	Kroger Co.	7,356
135	Walmart, Inc.	19,142
		56,170
	Food, Beverage & Tobacco - 4.6%
465	Altria Group, Inc.	21,255
230	Archer-Daniels-Midland Co.	21,356
103	Bunge Ltd.	10,276
406	Coca-Cola Co.	25,826
50	Hershey Co.	11,579

1

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Food, Beverage & Tobacco - 4.6% - (continued)
175	Kellogg Co.	$ 12,467
115	Keurig Dr Pepper, Inc.	4,101
376	PepsiCo., Inc.	67,928
344	Philip Morris International, Inc.	34,816
209	Tyson Foods, Inc. Class A	13,010
		222,614
	Health Care Equipment & Services - 3.7%
345	Abbott Laboratories	37,878
3	Becton Dickinson and Co.	763
70	CVS Health Corp.	6,523
85	DexCom, Inc.*	9,625
3	Elevance Health, Inc.	1,539
200	Hologic, Inc.*	14,962
255	Medtronic plc	19,819
133	Quest Diagnostics, Inc.	20,806
75	ResMed, Inc.	15,610
90	UnitedHealth Group, Inc.	47,716
23	Veeva Systems, Inc. Class A*	3,712
		178,953
	Household & Personal Products - 1.1%
135	Colgate-Palmolive Co.	10,637
27	Estee Lauder Cos., Inc. Class A	6,699
5	Kimberly-Clark Corp.	679
226	Procter & Gamble Co.	34,252
		52,267
	Insurance - 2.0%
134	Aflac, Inc.	9,640
15	Allstate Corp.	2,034
45	American Financial Group, Inc.	6,178
55	American International Group, Inc.	3,478
25	Assurant, Inc.	3,126
36	Chubb Ltd.	7,942
45	Erie Indemnity Co. Class A	11,192
5	Hanover Insurance Group, Inc.	676
197	Marsh & McLennan Cos., Inc.	32,600
35	Principal Financial Group, Inc.	2,937
20	Prudential Financial, Inc.	1,989
86	Travelers Cos., Inc.	16,124
		97,916
	Materials - 1.6%
1,195	Amcor plc	14,232
77	CF Industries Holdings, Inc.	6,560
50	Dow, Inc.	2,520
25	FMC Corp.	3,120
195	LyondellBasell Industries N.V. Class A	16,191
20	Mosaic Co.	877
130	Packaging Corp. of America	16,628
45	Reliance Steel & Aluminum Co.	9,110
70	RPM International, Inc.	6,822
		76,060
	Media & Entertainment - 5.1%
90	Activision Blizzard, Inc.	6,890
1,433	Alphabet, Inc. Class A*	126,434
412	Comcast Corp. Class A	14,408
10	Live Nation Entertainment, Inc.*	697
100	Match Group, Inc.*	4,149
195	Meta Platforms, Inc. Class A*	23,466
50	Netflix, Inc.*	14,744
357	New York Times Co. Class A	11,588
32	Nexstar Media Group, Inc. Class A	5,601
30	Paramount Global Class B	506
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Media & Entertainment - 5.1% - (continued)
1,160	Sirius XM Holdings, Inc.	$ 6,774
400	Snap, Inc. Class A*	3,580
855	TEGNA, Inc.	18,118
10	Trade Desk, Inc. Class A*	448
110	Walt Disney Co.*	9,557
		246,960
	Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
502	AbbVie, Inc.	81,128
55	Agilent Technologies, Inc.	8,231
110	Amgen, Inc.	28,890
100	Bio-Techne Corp.	8,288
585	Bristol-Myers Squibb Co.	42,091
125	Corteva, Inc.	7,348
153	Danaher Corp.	40,609
3	Eli Lilly & Co.	1,098
15	Exact Sciences Corp.*	743
205	Exelixis, Inc.*	3,288
708	Gilead Sciences, Inc.	60,782
105	Horizon Therapeutics plc*	11,949
170	Incyte Corp.*	13,654
370	Johnson & Johnson	65,360
440	Merck & Co., Inc.	48,818
26	Moderna, Inc.*	4,670
60	Neurocrine Biosciences, Inc.*	7,166
905	Organon & Co.	25,277
957	Pfizer, Inc.	49,037
4	Regeneron Pharmaceuticals, Inc.*	2,886
5	Seagen, Inc.*	643
71	Thermo Fisher Scientific, Inc.	39,099
17	Vertex Pharmaceuticals, Inc.*	4,909
		555,964
	Real Estate - 4.5%
255	Agree Realty Corp. REIT	18,087
2	American Tower Corp. REIT	424
779	Americold Realty Trust, Inc. REIT	22,053
1,775	Broadstone Net Lease, Inc. REIT	28,773
30	Crown Castle, Inc. REIT	4,069
115	EPR Properties REIT	4,338
27	Equinix, Inc. REIT	17,686
180	Gaming and Leisure Properties, Inc. REIT	9,376
100	Host Hotels & Resorts, Inc. REIT	1,605
105	Iron Mountain, Inc. REIT	5,234
40	Kimco Realty Corp. REIT	847
105	Lamar Advertising Co. Class A REIT	9,912
360	Medical Properties Trust, Inc. REIT	4,010
155	National Retail Properties, Inc. REIT	7,093
110	Omega Healthcare Investors, Inc. REIT	3,075
325	Phillips Edison & Co., Inc. REIT	10,348
380	Physicians Realty Trust REIT	5,499
60	Prologis, Inc. REIT	6,764
35	Public Storage REIT	9,807
270	Rayonier, Inc. REIT	8,899
215	Realty Income Corp. REIT	13,637
65	Regency Centers Corp. REIT	4,063
50	STORE Capital Corp. REIT	1,603
230	VICI Properties, Inc. REIT	7,452
40	Weyerhaeuser Co. REIT	1,240
160	WP Carey, Inc. REIT	12,504
25	Zillow Group, Inc. Class C*	805
		219,203
	Retailing - 3.8%
1,137	Amazon.com, Inc.*	95,508

2

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Retailing - 3.8% - (continued)
30	AutoNation, Inc.*	$ 3,219
140	Best Buy Co., Inc.	11,230
20	eBay, Inc.	829
142	Home Depot, Inc.	44,852
50	Lowe's Cos., Inc.	9,962
85	Tractor Supply Co.	19,123
3	Ulta Beauty, Inc.*	1,407
		186,130
	Semiconductors & Semiconductor Equipment - 5.7%
30	Advanced Micro Devices, Inc.*	1,943
85	Analog Devices, Inc.	13,943
128	Applied Materials, Inc.	12,465
72	Broadcom, Inc.	40,257
31	Enphase Energy, Inc.*	8,214
668	Intel Corp.	17,655
45	KLA Corp.	16,966
45	Micron Technology, Inc.	2,249
10	Monolithic Power Systems, Inc.	3,536
397	NVIDIA Corp.	58,018
35	ON Semiconductor Corp.*	2,183
35	Onto Innovation, Inc.*	2,383
160	Power Integrations, Inc.	11,475
180	QUALCOMM, Inc.	19,789
45	Skyworks Solutions, Inc.	4,101
25	SolarEdge Technologies, Inc.*	7,082
118	Teradyne, Inc.	10,307
275	Texas Instruments, Inc. Class A	45,436
		278,002
	Software & Services - 15.2%
117	Accenture plc Class A	31,220
76	Adobe, Inc.*	25,576
56	Automatic Data Processing, Inc.	13,376
50	Box, Inc. Class A*	1,557
100	Broadridge Financial Solutions, Inc.	13,413
55	Cadence Design Systems, Inc.*	8,835
365	Cognizant Technology Solutions Corp. Class A	20,874
57	Concentrix Corp.	7,590
40	Crowdstrike Holdings, Inc. Class A*	4,212
20	Datadog, Inc. Class A*	1,470
420	Dolby Laboratories, Inc. Class A	29,627
845	Dropbox, Inc. Class A*	18,911
15	Dynatrace, Inc.*	575
70	GoDaddy, Inc. Class A*	5,237
10	HubSpot, Inc.*	2,891
215	International Business Machines Corp.	30,291
37	Intuit, Inc.	14,401
133	Jack Henry & Associates, Inc.	23,349
110	Mastercard, Inc. Class A	38,250
240	MAXIMUS, Inc.	17,599
922	Microsoft Corp.	221,114
30	MongoDB, Inc. Class A*	5,905
665	Nortonlifelock, Inc.	14,251
375	Oracle Corp.	30,653
85	Palo Alto Networks, Inc.*	11,861
162	Paychex, Inc.	18,721
15	Paycom Software, Inc.*	4,655
95	PayPal Holdings, Inc.*	6,766
25	Qualys, Inc.*	2,806
15	Rapid7, Inc.*	510
68	Salesforce, Inc.*	9,016
12	ServiceNow, Inc.*	4,659
50	Splunk, Inc.*	4,305
25	Synopsys, Inc.*	7,982
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 15.2% - (continued)
25	Twilio, Inc. Class A*		$ 1,224
231	Visa, Inc. Class A		47,993
1,838	Western Union Co.		25,309
150	Zoom Video Communications, Inc. Class A*		10,161
10	Zscaler, Inc.*		1,119
			738,264
	Technology Hardware & Equipment - 6.9%
85	Allison Transmission Holdings, Inc.		3,536
1,833	Apple, Inc.		238,162
100	Avnet, Inc.		4,158
13	CDW Corp.		2,322
1,046	Cisco Systems, Inc.		49,831
95	Dell Technologies, Inc. Class C		3,821
515	HP, Inc.		13,838
45	Keysight Technologies, Inc.*		7,698
3	Motorola Solutions, Inc.		773
90	Pure Storage, Inc. Class A*		2,408
20	Seagate Technology Holdings plc		1,052
465	Vontier Corp.		8,989
			336,588
	Telecommunication Services - 1.7%
1,063	AT&T, Inc.		19,570
1,634	Verizon Communications, Inc.		64,379
			83,949
	Transportation - 1.9%
35	CSX Corp.		1,084
75	Expeditors International of Washington, Inc.		7,794
165	Landstar System, Inc.		26,878
13	Old Dominion Freight Line, Inc.		3,689
35	Southwest Airlines Co.		1,178
105	Uber Technologies, Inc.*		2,597
85	U-Haul Holding Co.		4,726
83	Union Pacific Corp.		17,187
156	United Parcel Service, Inc. Class B		27,119
			92,252
	Utilities - 1.3%
330	Clearway Energy, Inc.		10,517
65	Duke Energy Corp.		6,694
265	Edison International		16,859
100	Exelon Corp.		4,323
160	NRG Energy, Inc.		5,091
310	OGE Energy Corp.		12,261
90	Ormat Technologies, Inc.		7,783
15	Pinnacle West Capital Corp.		1,141
			64,669
	Total Common Stocks (cost $4,989,449)		$ 4,856,825
	Total Investments (cost $4,989,449)	99.8%	$ 4,856,825
	Other Assets and Liabilities	0.2%	9,186
	Total Net Assets	100.0%	$ 4,866,011
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 85,441	$ 85,441	$ —	$ —
Banks	129,146	129,146	—	—
Capital Goods	358,738	358,738	—	—
Commercial & Professional Services	48,132	48,132	—	—
Consumer Durables & Apparel	47,712	47,712	—	—
Consumer Services	206,209	206,209	—	—
Diversified Financials	316,492	316,492	—	—
Energy	178,994	178,994	—	—
Food & Staples Retailing	56,170	56,170	—	—
Food, Beverage & Tobacco	222,614	222,614	—	—
Health Care Equipment & Services	178,953	178,953	—	—
Household & Personal Products	52,267	52,267	—	—
Insurance	97,916	97,916	—	—
Materials	76,060	76,060	—	—
Media & Entertainment	246,960	246,960	—	—
Pharmaceuticals, Biotechnology & Life Sciences	555,964	555,964	—	—
Real Estate	219,203	219,203	—	—
Retailing	186,130	186,130	—	—
Semiconductors & Semiconductor Equipment	278,002	278,002	—	—
Software & Services	738,264	738,264	—	—
Technology Hardware & Equipment	336,588	336,588	—	—
Telecommunication Services	83,949	83,949	—	—
Transportation	92,252	92,252	—	—
Utilities	64,669	64,669	—	—
Total	$ 4,856,825	$ 4,856,825	$ —	$ —

(1)	For the period ended December 31, 2022, there were no transfers in and out of Level 3.
4

Hartford Longevity Economy ETF
Schedule of Investments
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.9%
2,307	Ford Motor Co.	$ 26,830
365	General Motors Co.	12,279
305	Standard Motor Products, Inc.	10,614
606	Thor Industries, Inc.	45,747
674	Winnebago Industries, Inc.	35,520
		130,990
	Banks - 4.2%
498	Bank of America Corp.	16,494
181	Banner Corp.	11,439
974	Citigroup, Inc.	44,054
295	Citizens Financial Group, Inc.	11,614
663	Fifth Third Bancorp	21,753
314	FNB Corp.	4,098
259	Heritage Financial Corp.	7,936
169	Huntington Bancshares, Inc.	2,383
317	International Bancshares Corp.	14,506
177	JP Morgan Chase & Co.	23,736
232	KeyCorp.	4,041
30	M&T Bank Corp.	4,352
152	NBT Bancorp, Inc.	6,600
544	Northwest Bancshares, Inc.	7,605
50	PNC Financial Services Group, Inc.	7,897
852	Regions Financial Corp.	18,369
267	S&T Bancorp, Inc.	9,126
16	SouthState Corp.	1,222
140	Truist Financial Corp.	6,024
155	Trustmark Corp.	5,411
433	U.S. Bancorp	18,883
733	Wells Fargo & Co.	30,265
369	WesBanco, Inc.	13,646
		291,454
	Capital Goods - 2.4%
45	3M Co.	5,396
100	General Dynamics Corp.	24,811
27	Huntington Ingalls Industries, Inc.	6,228
79	L3Harris Technologies, Inc.	16,449
91	Lockheed Martin Corp.	44,271
87	Moog, Inc. Class A	7,635
81	Northrop Grumman Corp.	44,195
150	Raytheon Technologies Corp.	15,138
		164,123
	Consumer Durables & Apparel - 1.8%
245	D.R. Horton, Inc.	21,839
279	La-Z-Boy, Inc.	6,367
163	Lennar Corp. Class A	14,752
606	Levi Strauss & Co. Class A	9,405
305	Newell Brands, Inc.	3,989
232	Oxford Industries, Inc.	21,618
133	Ralph Lauren Corp.	14,054
631	Sturm Ruger & Co., Inc.	31,941
33	Whirlpool Corp.	4,668
		128,633
	Consumer Services - 2.5%
5	Booking Holdings, Inc.*	10,076
46	Boyd Gaming Corp.	2,508
96	Choice Hotels International, Inc.	10,813
153	Expedia Group, Inc.*	13,403
167	Golden Entertainment, Inc.*	6,246
13	Graham Holdings Co. Class B	7,855
418	H&R Block, Inc.	15,261
43	Hilton Worldwide Holdings, Inc.	5,434
102	Marriott International, Inc. Class A	15,187
50	McDonald's Corp.	13,177
39	Monarch Casino & Resort, Inc.*	2,999
2,211	Perdoceo Education Corp.*	30,733
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Services - 2.5% - (continued)
225	Red Rock Resorts, Inc. Class A	$ 9,002
167	SeaWorld Entertainment, Inc.*	8,936
141	Travel + Leisure Co.	5,132
147	Yum! Brands, Inc.	18,828
		175,590
	Diversified Financials - 4.0%
38	Ameriprise Financial, Inc.	11,832
669	Bank of New York Mellon Corp.	30,453
67	Berkshire Hathaway, Inc. Class B*	20,696
233	Capital One Financial Corp.	21,660
246	Charles Schwab Corp.	20,482
87	CME Group, Inc.	14,630
130	Discover Financial Services	12,718
91	Goldman Sachs Group, Inc.	31,247
76	Intercontinental Exchange, Inc.	7,797
257	Jackson Financial, Inc. Class A	8,941
27	LPL Financial Holdings, Inc.	5,836
141	Morgan Stanley	11,988
84	Nasdaq, Inc.	5,153
94	Northern Trust Corp.	8,318
5	Piper Sandler Cos.	651
89	Raymond James Financial, Inc.	9,510
165	State Street Corp.	12,799
161	StoneX Group, Inc.*	15,343
517	Synchrony Financial	16,989
313	TPG, Inc.	8,711
		275,754
	Food & Staples Retailing - 3.1%
125	BJ's Wholesale Club Holdings, Inc.*	8,270
62	Costco Wholesale Corp.	28,303
318	Ingles Markets, Inc. Class A	30,674
755	Kroger Co.	33,658
273	PriceSmart, Inc.	16,593
270	SpartanNash Co.	8,165
118	Sysco Corp.	9,021
592	Walgreens Boots Alliance, Inc.	22,117
320	Walmart, Inc.	45,373
129	Weis Markets, Inc.	10,615
		212,789
	Food, Beverage & Tobacco - 1.1%
113	General Mills, Inc.	9,475
51	Hershey Co.	11,810
267	Kellogg Co.	19,021
607	Tyson Foods, Inc. Class A	37,786
		78,092
	Health Care Equipment & Services - 12.7%
368	Abbott Laboratories	40,403
156	Allscripts Healthcare Solutions, Inc.*	2,752
339	AmerisourceBergen Corp. Class A	56,176
110	AMN Healthcare Services, Inc.*	11,310
260	Baxter International, Inc.	13,252
95	Becton Dickinson and Co.	24,158
10	Boston Scientific Corp.*	463
226	Cardinal Health, Inc.	17,373
220	Centene Corp.*	18,042
163	Cigna Corp.	54,008
419	Cross Country Healthcare, Inc.*	11,133
435	CVS Health Corp.	40,538
92	Edwards Lifesciences Corp.*	6,864
117	Elevance Health, Inc.	60,018
64	Encompass Health Corp.	3,828
80	HCA Healthcare, Inc.	19,197
205	Henry Schein, Inc.*	16,373
850	Hologic, Inc.*	63,588
110	Humana, Inc.	56,341

5

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 12.7% - (continued)
124	Laboratory Corp. of America Holdings	$ 29,200
115	McKesson Corp.	43,139
291	Medtronic plc	22,617
589	Meridian Bioscience, Inc.*	19,561
73	Molina Healthcare, Inc.*	24,106
57	National HealthCare Corp.	3,391
462	NextGen Healthcare, Inc.*	8,676
1,484	Patterson Cos., Inc.	41,596
229	Premier, Inc. Class A	8,010
489	Quest Diagnostics, Inc.	76,499
180	QuidelOrtho Corp.*	15,421
66	ResMed, Inc.	13,737
64	STERIS plc	11,820
32	Stryker Corp.	7,824
70	UnitedHealth Group, Inc.	37,113
67	Zimmer Biomet Holdings, Inc.	8,542
		887,069
	Household & Personal Products - 1.9%
168	Church & Dwight Co., Inc.	13,543
33	Clorox Co.	4,631
425	Colgate-Palmolive Co.	33,486
268	Kimberly-Clark Corp.	36,381
52	Medifast, Inc.	5,998
395	Nu Skin Enterprises, Inc. Class A	16,653
163	Procter & Gamble Co.	24,704
		135,396
	Insurance - 5.3%
212	Aflac, Inc.	15,251
224	Allstate Corp.	30,374
732	American International Group, Inc.	46,292
165	Arch Capital Group Ltd.*	10,359
431	Axis Capital Holdings Ltd.	23,347
69	Chubb Ltd.	15,221
215	Cincinnati Financial Corp.	22,014
10	Markel Corp.*	13,175
712	MetLife, Inc.	51,528
488	Old Republic International Corp.	11,785
274	Principal Financial Group, Inc.	22,994
494	Prudential Financial, Inc.	49,133
154	Travelers Cos., Inc.	28,874
734	Unum Group	30,116
		370,463
	Media & Entertainment - 6.7%
288	Activision Blizzard, Inc.	22,046
1,378	Adeia, Inc.	13,063
638	Alphabet, Inc. Class A*	56,291
1,464	Cargurus, Inc.*	20,511
7	Charter Communications, Inc. Class A*	2,374
925	Comcast Corp. Class A	32,347
86	Electronic Arts, Inc.	10,507
299	Fox Corp. Class A	9,081
179	IAC, Inc.*	7,948
47	John Wiley & Sons, Inc. Class A	1,883
314	Liberty Media Corp-Liberty Braves Class C*	10,120
71	Live Nation Entertainment, Inc.*	4,952
575	Match Group, Inc.*	23,857
416	Meta Platforms, Inc. Class A*	50,061
550	Pinterest, Inc. Class A*	13,354
167	Scholastic Corp.	6,590
3,905	Sirius XM Holdings, Inc.(1)	22,805
395	TEGNA, Inc.	8,370
181	TripAdvisor, Inc.*	3,254
26	Walt Disney Co.*	2,259
387	Warner Bros Discovery, Inc.*	3,669
970	World Wrestling Entertainment, Inc. Class A	66,464
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Media & Entertainment - 6.7% - (continued)
1,458	Yelp, Inc.*	$ 39,862
447	Ziff Davis, Inc.*	35,358
		467,026
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
364	AbbVie, Inc.	58,826
169	Agilent Technologies, Inc.	25,291
179	Amgen, Inc.	47,012
302	Avantor, Inc.*	6,369
18	Biogen, Inc.*	4,985
100	Bio-Techne Corp.	8,288
997	Bristol-Myers Squibb Co.	71,734
63	Danaher Corp.	16,721
127	Eli Lilly & Co.	46,462
218	Exelixis, Inc.*	3,497
814	Gilead Sciences, Inc.	69,882
168	Innoviva, Inc.*	2,226
52	IQVIA Holdings, Inc.*	10,654
315	Johnson & Johnson	55,645
747	Merck & Co., Inc.	82,880
12	Mettler-Toledo International, Inc.*	17,345
66	Moderna, Inc.*	11,855
1,533	Organon & Co.	42,817
98	PerkinElmer, Inc.	13,741
1,419	Pfizer, Inc.	72,709
79	Regeneron Pharmaceuticals, Inc.*	56,998
189	Royalty Pharma plc Class A	7,469
47	Thermo Fisher Scientific, Inc.	25,882
10	United Therapeutics Corp.*	2,781
97	Vertex Pharmaceuticals, Inc.*	28,012
127	Waters Corp.*	43,508
35	West Pharmaceutical Services, Inc.	8,237
43	Zoetis, Inc.	6,302
		848,128
	Real Estate - 1.3%
763	Apple Hospitality, Inc. REIT	12,040
44	LTC Properties, Inc. REIT	1,563
217	PotlatchDeltic Corp. REIT	9,546
249	Ventas, Inc. REIT	11,218
456	VICI Properties, Inc. REIT	14,774
209	Welltower, Inc. REIT	13,700
918	Weyerhaeuser Co. REIT	28,458
		91,299
	Retailing - 8.9%
149	Academy Sports & Outdoors, Inc.	7,828
426	Amazon.com, Inc.*	35,784
501	Best Buy Co., Inc.	40,185
258	Buckle, Inc.	11,700
1,060	Caleres, Inc.	23,617
589	Chewy, Inc. Class A*	21,840
773	Designer Brands, Inc. Class A	7,560
24	Dick's Sporting Goods, Inc.	2,887
67	Dillard's, Inc. Class A	21,654
72	Dollar General Corp.	17,730
132	Dollar Tree, Inc.*	18,670
377	DoorDash Inc. Class A*	18,405
1,166	eBay, Inc.	48,354
33	Etsy, Inc.*	3,953
159	Home Depot, Inc.	50,222
171	Kohl's Corp.	4,318
284	Lowe's Cos., Inc.	56,584
1,863	Macy's, Inc.	38,471
2,028	Overstock.com, Inc.*	39,262
10,952	Qurate Retail, Inc.*	17,852
1,970	Revolve Group, Inc.*	43,852
843	Shutterstock, Inc.	44,443

6

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Retailing - 8.9% - (continued)
16	Signet Jewelers Ltd.	$ 1,088
37	Target Corp.	5,515
58	Tractor Supply Co.	13,048
39	Ulta Beauty, Inc.*	18,294
49	Wayfair, Inc. Class A*	1,612
50	Williams-Sonoma, Inc.	5,746
		620,474
	Semiconductors & Semiconductor Equipment - 5.2%
460	Alpha & Omega Semiconductor Ltd.*	13,142
69	Analog Devices, Inc.	11,318
80	Broadcom, Inc.	44,730
181	Cirrus Logic, Inc.*	13,481
2,161	Intel Corp.	57,115
216	Microchip Technology, Inc.	15,174
854	Micron Technology, Inc.	42,683
33	Monolithic Power Systems, Inc.	11,669
110	NXP Semiconductors N.V.	17,383
416	ON Semiconductor Corp.*	25,946
325	QUALCOMM, Inc.	35,731
283	Skyworks Solutions, Inc.	25,790
203	SMART Global Holdings, Inc.*	3,021
272	Texas Instruments, Inc. Class A	44,940
		362,123
	Software & Services - 12.6%
3,862	A10 Networks, Inc.	64,225
65	ACI Worldwide, Inc.*	1,495
36	Adobe, Inc.*	12,115
14	ANSYS, Inc.*	3,382
9	Autodesk, Inc.*	1,682
64	Automatic Data Processing, Inc.	15,287
523	Box, Inc. Class A*	16,281
102	Broadridge Financial Solutions, Inc.	13,681
253	Cadence Design Systems, Inc.*	40,642
338	CommVault Systems, Inc.*	21,240
2,255	Conduent, Inc.*	9,133
229	Consensus Cloud Solutions, Inc.*	12,311
31	Crowdstrike Holdings, Inc. Class A*	3,264
525	CSG Systems International, Inc.	30,030
438	Dolby Laboratories, Inc. Class A	30,896
733	Dropbox, Inc. Class A*	16,404
6	ExlService Holdings, Inc.*	1,017
3	Fair Isaac Corp.*	1,796
740	Fortinet, Inc.*	36,179
640	InterDigital, Inc.	31,667
35	Intuit, Inc.	13,623
215	Jack Henry & Associates, Inc.	37,745
7	Mastercard, Inc. Class A	2,434
51	MAXIMUS, Inc.	3,740
189	Microsoft Corp.	45,326
1,358	Nortonlifelock, Inc.	29,102
650	Oracle Corp.	53,131
163	Palo Alto Networks, Inc.*	22,745
262	Paychex, Inc.	30,277
1,040	Progress Software Corp.	52,468
108	Qualys, Inc.*	12,121
68	Roper Technologies, Inc.	29,382
29	ServiceNow, Inc.*	11,260
10	SPS Commerce, Inc.*	1,284
116	Synopsys, Inc.*	37,038
760	Teradata Corp.*	25,582
119	Verint Systems, Inc.*	4,317
42	Visa, Inc. Class A	8,726
388	VMware, Inc. Class A*	47,631
2,700	Western Union Co.	37,179
122	Zoom Video Communications, Inc. Class A*	8,264
		876,102
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Technology Hardware & Equipment - 8.9%
370	Apple, Inc.		$ 48,074
53	Arrow Electronics, Inc.*		5,542
944	Avid Technology, Inc.*		25,101
931	Avnet, Inc.		38,711
20	CDW Corp.		3,571
1,553	Dell Technologies, Inc. Class C		62,462
411	ePlus, Inc.*		18,199
4,423	Hewlett Packard Enterprise Co.		70,591
2,069	HP, Inc.		55,594
94	Jabil, Inc.		6,411
804	NetApp, Inc.		48,288
1,338	Pure Storage, Inc. Class A*		35,805
203	Sanmina Corp.*		11,630
344	ScanSource, Inc.*		10,052
893	Seagate Technology Holdings plc		46,981
857	Super Micro Computer, Inc.*		70,360
31	TE Connectivity Ltd.		3,559
1,383	Western Digital Corp.*		43,633
974	Xerox Holdings Corp.		14,220
			618,784
	Telecommunication Services - 1.3%
2,589	AT&T, Inc.		47,663
533	Lumen Technologies, Inc.		2,782
287	Telephone & Data Systems, Inc.		3,011
895	Verizon Communications, Inc.		35,263
			88,719
	Transportation - 0.6%
233	Ryder System, Inc.		19,472
843	Schneider National, Inc. Class B		19,726
			39,198
	Utilities - 1.2%
82	American Electric Power Co., Inc.		7,786
74	CenterPoint Energy, Inc.		2,219
45	Consolidated Edison, Inc.		4,289
27	Duke Energy Corp.		2,781
124	Edison International		7,889
50	Entergy Corp.		5,625
76	Evergy, Inc.		4,782
514	Exelon Corp.		22,220
87	FirstEnergy Corp.		3,649
822	NRG Energy, Inc.		26,156
			87,396
	Total Common Stocks (cost $7,961,010)		$ 6,949,602
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
3,288	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.14%(2)		$ 3,288
10,962	HSBC US Government Money Market Fund, 4.13%(2)		10,962
3,289	Invesco Government & Agency Portfolio, Institutional Class, 4.22%(2)		3,289
3,289	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.08%(2)		3,289
	Total Short-Term Investments (cost $20,828)		$ 20,828
	Total Investments (cost $7,981,838)	100.1%	$ 6,970,430
	Other Assets and Liabilities	(0.1)%	(4,474)
	Total Net Assets	100.0%	$ 6,965,956

7

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 130,990	$ 130,990	$ —	$ —
Banks	291,454	291,454	—	—
Capital Goods	164,123	164,123	—	—
Consumer Durables & Apparel	128,633	128,633	—	—
Consumer Services	175,590	175,590	—	—
Diversified Financials	275,754	275,754	—	—
Food & Staples Retailing	212,789	212,789	—	—
Food, Beverage & Tobacco	78,092	78,092	—	—
Health Care Equipment & Services	887,069	887,069	—	—
Household & Personal Products	135,396	135,396	—	—
Insurance	370,463	370,463	—	—
Media & Entertainment	467,026	467,026	—	—
Pharmaceuticals, Biotechnology & Life Sciences	848,128	848,128	—	—
Real Estate	91,299	91,299	—	—
Retailing	620,474	620,474	—	—
Semiconductors & Semiconductor Equipment	362,123	362,123	—	—
Software & Services	876,102	876,102	—	—
Technology Hardware & Equipment	618,784	618,784	—	—
Telecommunication Services	88,719	88,719	—	—
Transportation	39,198	39,198	—	—
Utilities	87,396	87,396	—	—
Short-Term Investments	20,828	20,828	—	—
Total	$ 6,970,430	$ 6,970,430	$ —	$ —

(1)	For the period ended December 31, 2022, there were no transfers in and out of Level 3.
8

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Australia - 9.8%
1,330,176	AGL Energy Ltd.	$ 7,279,615
181,681	Ampol Ltd.	3,484,293
170,628	Ansell Ltd.	3,267,689
264,804	ANZ Group Holdings Ltd.	4,248,788
11,611	ASX Ltd.	535,589
1,659,100	Aurizon Holdings Ltd.	4,196,693
614,130	Bendigo & Adelaide Bank Ltd.	4,085,593
198,010	BHP Group Ltd.	6,127,218
437,149	BlueScope Steel Ltd.	4,992,262
299,502	Brambles Ltd.	2,451,505
4,765	Cochlear Ltd.	659,590
793,723	Coles Group Ltd.	8,999,762
228,664	Computershare Ltd.	4,062,795
15,586	CSL Ltd.	3,041,521
1,061,539	Dexus REIT	5,579,091
936,362	Endeavour Group Ltd.	4,076,661
762,683	Fortescue Metals Group Ltd.	10,608,048
201,260	Glencore plc	1,337,337
1,701,030	GPT Group REIT	4,844,925
955,110	Harvey Norman Holdings Ltd.	2,675,033
755,120	Incitec Pivot Ltd.	1,925,438
198,984	JB Hi-Fi Ltd.	5,660,775
681,329	Medibank Pvt Ltd.	1,363,028
1,083,896	Metcash Ltd.	2,925,475
28,061	Mineral Resources Ltd.	1,469,083
2,206,196	Mirvac Group REIT	3,186,761
73,461	Premier Investments Ltd.	1,237,469
64,509	Ramsay Health Care Ltd.	2,830,417
371,227	Sonic Healthcare Ltd.	7,544,875
786,483	South32 Ltd.	2,133,414
1,170,573	Stockland REIT	2,881,581
2,191,690	Telstra Corp. Ltd.	5,930,315
899,049	Viva Energy Group Ltd.(1)	1,664,454
166,343	Wesfarmers Ltd.	5,178,901
26,782	Woodside Energy Group Ltd.	643,669
299,151	Woolworths Group Ltd.	6,808,292
		139,937,955
	Austria - 0.2%
46,176	Andritz AG	2,639,014
8,595	Vienna Insurance Group AG Wiener Versicherung Gruppe	205,017
		2,844,031
	Belgium - 0.9%
8,536	Ackermans & van Haaren N.V.	1,459,429
43,453	Ageas S.A.	1,920,860
5,887	Cofinimmo S.A. REIT	525,879
125,797	Etablissements Franz Colruyt N.V.	2,859,670
314,122	Proximus S.A.	3,015,878
47,413	UCB S.A.	3,722,246
2,617	VGP N.V.	217,295
		13,721,257
	Canada - 9.9%
114,199	Alimentation Couche-Tard, Inc.	5,014,827
44,285	Atco Ltd. Class I	1,385,142
408,100	B2Gold Corp.	1,448,733
71,876	Bank of Montreal	6,506,742
54,750	Bank of Nova Scotia	2,680,627
98,921	BCE, Inc.	4,343,194
98,375	Canadian Apartment Properties REIT	3,098,745
25,508	Canadian Imperial Bank of Commerce	1,031,088
27,311	Canadian Tire Corp. Ltd. Class A	2,852,140
26,574	CGI, Inc.*	2,288,979
134,362	Choice Properties Real Estate Investment Trust	1,463,658
1,008	Constellation Software, Inc.	1,572,657
33,916	Dollarama, Inc.	1,982,219
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Canada - 9.9% - (continued)
65,178	Emera, Inc.	$ 2,489,362
121,175	Empire Co., Ltd. Class A	3,189,122
56,241	Enbridge, Inc.	2,196,593
13,913	Fairfax Financial Holdings Ltd.	8,235,876
40,683	Finning International, Inc.	1,010,657
54,792	Fortis, Inc.	2,190,952
46,821	George Weston Ltd.	5,804,982
37,373	Granite Real Estate Investment Trust	1,905,404
288,085	Great-West Lifeco, Inc.	6,654,903
159,086	Hydro One Ltd.(1)	4,258,496
52,894	iA Financial Corp., Inc.	3,094,511
26,125	IGM Financial, Inc.	728,828
15,269	Intact Financial Corp.	2,196,451
112,161	Loblaw Cos., Ltd.	9,910,266
218,761	Manulife Financial Corp.	3,899,094
127,665	Metro, Inc.	7,063,762
7,204	Nutrien Ltd.	525,566
44,284	Open Text Corp.	1,311,247
293,700	Power Corp. of Canada	6,903,830
153,153	Quebecor, Inc. Class B	3,413,573
28,454	Rogers Communications, Inc. Class B	1,330,772
46,125	Royal Bank of Canada	4,333,527
25,420	Saputo, Inc.	628,863
60,329	Stantec, Inc.	2,888,775
63,255	Sun Life Financial, Inc.	2,934,113
101,852	TELUS Corp.	1,964,200
13,264	Thomson Reuters Corp.	1,512,054
26,379	TMX Group Ltd.	2,638,387
39,312	Toromont Industries Ltd.	2,834,920
59,150	Toronto-Dominion Bank	3,827,212
36,128	Tourmaline Oil Corp.	1,821,665
36,849	West Fraser Timber Co., Ltd.	2,658,937
		142,025,651
	China - 0.6%
8,513,300	Yangzijiang Shipbuilding Holdings Ltd.	8,632,634
	Denmark - 2.2%
3,941	AP Moller - Maersk A/S Class B	8,834,636
1,181	Carlsberg A/S Class B	156,476
41,900	Coloplast A/S Class B	4,882,826
96,094	Novo Nordisk A/S Class B	12,936,009
20,978	Novozymes A/S Class B	1,059,460
7,939	SimCorp A/S	544,850
18,472	Topdanmark A/S	968,687
102,426	Tryg A/S	2,430,612
		31,813,556
	Finland - 1.6%
34,131	Elisa Oyj	1,801,644
118,366	Kesko Oyj Class B	2,604,843
106,055	Kojamo Oyj	1,561,983
87,494	Kone Oyj Class B	4,510,154
100,178	Metsa Board Oyj Class B	937,109
91,697	Nordea Bank Abp	982,842
99,072	Orion Oyj Class B	5,417,838
44,081	Sampo Oyj Class A	2,296,758
79,134	TietoEVRY Oyj	2,239,766
		22,352,937
	France - 7.0%
9,425	Air Liquide S.A.	1,331,789
18,379	Amundi S.A.(1)	1,039,594
17,554	Arkema S.A.	1,571,450
116,620	AXA S.A.	3,242,874
39,035	BioMerieux	4,079,355
46,645	BNP Paribas S.A.	2,650,884
334,676	Bouygues S.A.	10,015,406
1,442	Capgemini SE	240,003

9

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	France - 7.0% - (continued)
540,796	Carrefour S.A.	$ 9,026,849
40,063	Cie de Saint-Gobain	1,951,867
201,586	Cie Generale des Etablissements Michelin SCA	5,590,479
91,793	Danone S.A.	4,822,868
23,749	Dassault Aviation S.A.	4,009,754
44,466	Eiffage S.A.	4,362,185
103,919	Electricite de France S.A.	1,330,890
395,758	Engie S.A.	5,654,723
25,625	Eurazeo SE	1,588,934
24,506	Gaztransport Et Technigaz S.A.	2,610,171
34,820	Ipsen S.A.	3,734,744
4,648	L'Oreal S.A.	1,654,848
604,539	Orange S.A.	5,988,045
124,282	Sanofi	11,916,369
34,074	SEB S.A.	2,845,597
4,407	Somfy S.A.	672,582
84,041	TotalEnergies SE(2)	5,260,478
36,175	Verallia S.A.(1)	1,223,094
122,012	Vivendi S.A.	1,160,757
		99,576,589
	Germany - 3.9%
8,803	Allianz SE	1,887,455
34,119	Aurubis AG	2,780,534
102,275	Bayer AG	5,274,816
19,499	Bayerische Motoren Werke AG	1,735,163
30,245	Brenntag SE	1,927,700
60,838	Covestro AG(1)	2,373,167
79,895	Deutsche Post AG	2,999,725
410,307	E.ON SE	4,087,358
186,139	Fresenius Medical Care AG & Co. KGaA	6,072,937
107,387	Fresenius SE & Co. KGaA	3,008,479
98,229	K&S AG	1,926,340
28,462	LEG Immobilien SE	1,848,687
57,807	Merck KGaA	11,160,534
12,119	Rheinmetall AG	2,406,370
3,818	SAP SE	392,766
39,390	Siemens Healthineers AG(1)	1,964,480
1,221,816	Telefonica Deutschland Holding AG	3,003,072
15,904	Vonovia SE	373,757
		55,223,340
	Hong Kong - 4.2%
535,000	Bank of East Asia Ltd.	648,447
1,953,500	BOC Hong Kong Holdings Ltd.	6,657,711
1,275,520	Chow Tai Fook Jewellery Group Ltd.	2,601,718
670,000	CK Asset Holdings Ltd.	4,124,754
723,000	CK Hutchison Holdings Ltd.	4,339,880
372,480	CLP Holdings Ltd.	2,717,857
232,510	Hang Seng Bank Ltd.	3,866,751
838,000	Henderson Land Development Co., Ltd.	2,925,772
1,061,609	HK Electric Investments & HK Electric Investments Ltd.	703,210
1,818,000	HKT Trust & HKT Ltd.	2,229,132
40,326	Jardine Matheson Holdings Ltd.	2,052,593
252,000	Kerry Logistics Network Ltd.	453,312
374,500	Kerry Properties Ltd.	815,700
276,978	Link REIT	2,033,433
512,000	NWS Holdings Ltd.	442,796
2,389,770	PCCW Ltd.	1,077,776
246,000	Power Assets Holdings Ltd.	1,347,414
1,163,715	Sino Land Co., Ltd.	1,455,212
1,603,000	SITC International Holdings Co., Ltd.	3,565,440
519,000	Sun Hung Kai Properties Ltd.	7,101,801
350,600	Swire Properties Ltd.	891,217
6,217,292	WH Group Ltd.(1)	3,616,488
2,085,000	Xinyi Glass Holdings Ltd.	3,884,189
		59,552,603
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Ireland - 0.3%
42,501	DCC plc	$ 2,085,879
26,927	Glanbia plc	342,555
6,614	Kerry Group plc Class A	594,632
54,219	Smurfit Kappa Group plc	1,999,821
		5,022,887
	Israel - 2.0%
511,891	Bank Hapoalim BM	4,601,724
642,079	Bank Leumi Le-Israel BM	5,333,523
1,483,154	Bezeq The Israeli Telecommunication Corp. Ltd.	2,549,335
10,418	Check Point Software Technologies Ltd.*	1,314,335
3,748	Elbit Systems Ltd.	608,008
39,875	First International Bank of Israel Ltd.	1,570,816
440,986	ICL Group Ltd.	3,180,698
93,860	Mizrahi Tefahot Bank Ltd.	3,029,801
22,580	Strauss Group Ltd.	596,992
58,845	Tower Semiconductor Ltd.*	2,558,261
215,404	ZIM Integrated Shipping Services Ltd.(2)	3,702,795
		29,046,288
	Italy - 3.0%
2,451,481	A2A S.p.A.	3,257,346
255,908	Assicurazioni Generali S.p.A.	4,537,850
129,384	Brembo S.p.A.	1,442,988
49,667	De' Longhi S.p.A.	1,112,089
6,542	DiaSorin S.p.A.	910,446
540,842	Eni S.p.A.	7,668,857
800,444	Hera S.p.A.	2,151,915
498,669	Italgas S.p.A.	2,762,140
419,758	Pirelli & C. S.p.A.(1)	1,793,738
118,935	Prysmian S.p.A.	4,399,509
80,177	Recordati Industria Chimica e Farmaceutica S.p.A.	3,315,794
293,257	Snam S.p.A.	1,416,853
403,062	Terna - Rete Elettrica Nazionale	2,968,157
1,081,699	Unipol Gruppo S.p.A.	5,261,950
		42,999,632
	Japan - 18.5%
51,505	ABC-Mart, Inc.	2,915,930
55,000	AGC, Inc.	1,832,013
146,100	Air Water, Inc.	1,699,674
99,700	Aisin Corp.	2,667,331
47,500	Ajinomoto Co., Inc.	1,451,154
153,082	Alfresa Holdings Corp.	1,944,488
34,600	Amada Co., Ltd.	271,146
75,188	Aozora Bank Ltd.	1,478,744
366,665	Astellas Pharma, Inc.	5,575,909
41,400	Azbil Corp.	1,043,276
9,900	BIPROGY, Inc.	250,980
136,493	Bridgestone Corp.	4,852,694
185,300	Brother Industries Ltd.	2,818,577
55,097	Canon Marketing Japan, Inc.	1,248,133
364,103	Canon, Inc.	7,879,769
17,400	COMSYS Holdings Corp.	305,286
105,700	Dai Nippon Printing Co., Ltd.	2,122,892
64,600	Dai-ichi Life Holdings, Inc.	1,465,856
36,700	Daiwa House Industry Co., Ltd.	845,286
192,417	Daiwa Securities Group, Inc.	850,196
1,707,300	ENEOS Holdings, Inc.	5,796,888
87,420	FUJIFILM Holdings Corp.	4,389,386
38,448	Fujitsu Ltd.	5,132,908
232,600	Haseko Corp.	2,596,687
29,673	Hitachi Ltd.	1,504,733
116,000	Honda Motor Co., Ltd.	2,665,596
333,800	Idemitsu Kosan Co., Ltd.	7,766,615
238,500	Iida Group Holdings Co., Ltd.	3,616,950
57,271	ITOCHU Corp.	1,799,580
87,600	Itochu Techno-Solutions Corp.	2,038,213

10

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Japan - 18.5% - (continued)
44,100	Iwatani Corp.	$ 1,935,193
616,500	Japan Post Bank Co., Ltd.	5,270,469
231,181	Japan Post Holdings Co., Ltd.	1,943,956
73,600	Japan Post Insurance Co., Ltd.	1,294,673
117,800	Japan Tobacco, Inc.	2,375,731
290,200	Kajima Corp.	3,378,280
96,451	KDDI Corp.	2,910,818
111,500	Kewpie Corp.	2,019,667
78,400	Kinden Corp.	854,441
187,600	Kuraray Co., Ltd.	1,504,269
17,300	Kyocera Corp.	859,067
94,122	Lawson, Inc.	3,588,114
334,900	Marubeni Corp.	3,845,341
10,500	MatsukiyoCocokara & Co.	525,219
20,600	McDonald's Holdings Co. Japan Ltd.	779,848
283,150	Medipal Holdings Corp.	3,736,134
57,116	MEIJI Holdings Co., Ltd.	2,917,593
76,100	Mitsubishi Corp.	2,470,244
171,000	Mitsubishi Electric Corp.	1,702,289
108,976	Mitsubishi HC Capital, Inc.	536,022
240,500	Mitsubishi UFJ Financial Group, Inc.	1,620,406
57,800	Mitsui & Co., Ltd.	1,687,850
115,900	Mitsui Chemicals, Inc.	2,613,229
260,800	Mizuho Financial Group, Inc.	3,668,535
69,800	MS&AD Insurance Group Holdings, Inc.	2,234,531
164,517	NEC Corp.	5,779,198
155,900	NGK Spark Plug Co., Ltd.	2,881,808
413,900	Nikon Corp.	3,689,010
40,900	Nippon Express Holdings, Inc.	2,337,231
115,206	Nippon Telegraph & Telephone Corp.	3,284,740
175,600	Nippon Yusen KK	4,138,967
79,300	NTT Data Corp.	1,161,147
10,300	Obayashi Corp.	77,907
15,400	OBIC Business Consultants Co., Ltd.	501,292
95,900	Ono Pharmaceutical Co., Ltd.	2,240,780
21,400	Oracle Corp.	1,381,849
344,251	Osaka Gas Co., Ltd.	5,557,275
9,200	Otsuka Corp.	289,712
117,800	Otsuka Holdings Co., Ltd.	3,843,488
12,600	Panasonic Holdings Corp.	106,046
463,466	Resona Holdings, Inc.	2,540,290
99,200	Ricoh Co., Ltd.	757,091
34,200	Rinnai Corp.	2,547,925
13,000	Rohto Pharmaceutical Co., Ltd.	228,580
379,200	Santen Pharmaceutical Co., Ltd.	3,086,595
130,600	Sanwa Holdings Corp.	1,208,554
10,500	Secom Co., Ltd.	600,261
101,100	Sega Sammy Holdings, Inc.	1,530,158
397,800	Seiko Epson Corp.	5,806,683
102,465	Sekisui Chemical Co., Ltd.	1,432,778
279,548	Sekisui House Ltd.	4,943,918
16,089	Seven & i Holdings Co., Ltd.	690,164
50,440	Shimamura Co., Ltd.	5,007,875
198,000	Softbank Corp.	2,232,930
18,000	Sohgo Security Services Co., Ltd.	490,432
188,893	Subaru Corp.	2,902,577
46,417	Sugi Holdings Co., Ltd.	2,065,010
78,100	Sumitomo Corp.	1,299,842
212,500	Sumitomo Dainippon Pharma Co., Ltd.	1,608,909
88,000	Sumitomo Electric Industries Ltd.	1,003,418
88,629	Sumitomo Forestry Co., Ltd.	1,567,103
41,700	Sumitomo Heavy Industries Ltd.	835,612
92,500	Sumitomo Mitsui Financial Group, Inc.	3,712,759
9,300	Sumitomo Mitsui Trust Holdings, Inc.	323,380
318,900	Sumitomo Rubber Industries Ltd.	2,784,287
60,000	Sundrug Co., Ltd.	1,780,287
24,607	Suntory Beverage & Food Ltd.	839,225
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Japan - 18.5% - (continued)
59,882	Suzuken Co., Ltd.	$ 1,620,211
48,900	Taisei Corp.	1,575,088
67,700	Taisho Pharmaceutical Holdings Co., Ltd.	2,975,937
15,700	TIS, Inc.	414,082
12,900	Tokio Marine Holdings, Inc.	276,439
243,396	Tokyo Gas Co., Ltd.	4,768,492
229,900	Toppan, Inc.	3,404,635
12,800	Toshiba Corp.	446,538
102,100	Tosoh Corp.	1,214,877
51,019	Toyo Suisan Kaisha Ltd.	1,972,010
146,900	Toyota Boshoku Corp.	1,966,163
1,828,757	Yamada Holdings Co., Ltd.	6,472,618
92,346	Yamaha Motor Co., Ltd.	2,106,646
214,680	Yamazaki Baking Co., Ltd.	2,560,963
167,700	Yokohama Rubber Co., Ltd.	2,615,685
83,653	Zensho Holdings Co., Ltd.	2,098,537
		264,684,823
	Luxembourg - 0.3%
56,192	Eurofins Scientific SE	4,021,648
9,413	Shurgard Self Storage S.A.	430,472
		4,452,120
	Netherlands - 4.3%
405,698	Aegon N.V.	2,051,464
106,352	ASR Nederland N.V.	5,033,908
34,027	JDE Peet's N.V.	981,239
369,284	Koninklijke Ahold Delhaize N.V.	10,578,132
2,118,276	Koninklijke KPN N.V.	6,533,507
12,829	Koninklijke Philips N.V.	191,739
136,253	Koninklijke Vopak N.V.	4,035,292
212,748	NN Group N.V.	8,664,426
140,007	OCI N.V.	4,993,697
51,984	QIAGEN N.V.*	2,592,442
120,331	Randstad N.V.	7,314,986
69,430	Signify N.V.(1)	2,325,231
56,793	Wolters Kluwer N.V.	5,925,459
		61,221,522
	New Zealand - 0.6%
266,991	Contact Energy Ltd.	1,301,899
230,633	Fisher & Paykel Healthcare Corp. Ltd. Class C	3,296,522
342,668	Fletcher Building Ltd.	1,034,092
705,461	Spark New Zealand Ltd.	2,401,610
		8,034,123
	Norway - 1.6%
49,538	Austevoll Seafood ASA	444,791
208,497	Equinor ASA	7,445,868
27,483	Kongsberg Gruppen ASA	1,159,470
258,782	Norsk Hydro ASA	1,926,088
402,491	Orkla ASA	2,898,458
24,076	Salmar ASA	940,457
437,235	Telenor ASA	4,065,651
78,644	Yara International ASA	3,437,631
		22,318,414
	Portugal - 0.5%
121,130	Galp Energia SGPS S.A.	1,630,170
234,011	Jeronimo Martins SGPS S.A.	5,039,917
		6,670,087
	Singapore - 1.9%
142,909	DBS Group Holdings Ltd.	3,614,281
1,240,100	Frasers Logistics & Commercial Trust REIT	1,072,559
204,100	Keppel Corp. Ltd.	1,104,806
706,000	Olam Group Ltd.	768,536
598,452	Oversea-Chinese Banking Corp. Ltd.	5,434,794
1,381,100	Singapore Technologies Engineering Ltd.	3,449,661
2,242,600	Suntec Real Estate Investment Trust REIT	2,307,477

11

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Singapore - 1.9% - (continued)
230,600	United Overseas Bank Ltd.	$ 5,278,422
147,300	UOL Group Ltd.	738,037
242,200	Venture Corp. Ltd.	3,080,772
		26,849,345
	South Africa - 0.2%
421,272	Mediclinic International plc	2,523,606
	Spain - 1.9%
22,094	Acciona S.A.(2)	4,053,369
60,816	Enagas S.A.	1,007,663
238,320	Grifols S.A.*	2,739,316
196,617	Iberdrola S.A.	2,293,545
50,509	Laboratorios Farmaceuticos Rovi S.A.	1,943,840
1,484,660	Mapfre S.A.(2)	2,867,950
51,781	Naturgy Energy Group S.A.	1,343,450
243,407	Red Electrica Corp. S.A.	4,223,958
230,594	Repsol S.A.	3,654,605
994,484	Telefonica S.A.	3,592,712
		27,720,408
	Sweden - 4.0%
12,643	Assa Abloy AB Class B	271,437
101,190	Axfood AB	2,776,546
107,321	BillerudKorsnas AB	1,309,132
92,586	Boliden AB	3,476,584
396,498	Electrolux AB Class B(2)	5,357,166
113,228	Essity AB Class B	2,969,933
224,530	Getinge AB Class B	4,661,053
235,805	Investor AB Class B	4,267,325
39,468	L E Lundbergforetagen AB Class B	1,682,205
31,271	Saab AB Class B	1,232,593
707,580	Securitas AB Class B	5,905,385
138,940	Skandinaviska Enskilda Banken AB Class A	1,599,487
136,725	Skanska AB Class B	2,165,135
1,071,968	SSAB AB Class B	5,576,147
169,377	Swedish Orphan Biovitrum AB*	3,506,370
80,551	Tele2 AB Class B	657,890
1,055,758	Telefonaktiebolaget LM Ericsson Class B	6,170,705
1,443,095	Telia Co. AB	3,692,395
23,447	Volvo AB Class B	424,137
		57,701,625
	Switzerland - 7.4%
110,151	Adecco Group AG	3,626,459
7,989	Allreal Holding AG	1,298,687
31,901	Baloise Holding AG	4,920,312
14,452	Banque Cantonale Vaudoise	1,386,311
500	Barry Callebaut AG	988,435
11,537	BKW AG	1,577,422
4,229	Bucher Industries AG	1,768,026
24,717	DKSH Holding AG	1,875,414
1,107	Emmi AG	936,858
33,069	Galenica AG(1)	2,700,349
4,451	Geberit AG	2,095,126
26,449	Helvetia Holding AG	3,081,714
40,008	Kuehne + Nagel International AG	9,305,795
85,675	Logitech International S.A.	5,283,847
37,566	Nestle S.A.	4,350,217
125,385	Novartis AG	11,328,288
32,101	PSP Swiss Property AG	3,764,547
31,310	Roche Holding AG	9,830,907
9,638	Schindler Holding AG	1,737,590
9,074	SFS Group AG	858,166
1,131	SGS S.A.	2,628,243
8,919	Sonova Holding AG	2,114,069
5,386	Swatch Group AG	1,531,040
6,196	Swiss Life Holding AG	3,193,096
48,350	Swiss Prime Site AG	4,188,557
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Switzerland - 7.4% - (continued)
10,333	Swiss Re AG	$ 965,843
19,586	Swisscom AG	10,724,457
209,399	UBS Group AG	3,893,979
9,679	Zurich Insurance Group AG	4,627,131
		106,580,885
	United Kingdom - 12.3%
190,604	3i Group plc	3,075,759
98,201	Admiral Group plc	2,524,353
29,380	Anglo American plc	1,143,818
98,952	AstraZeneca plc ADR	6,708,946
131,252	Aviva plc	699,106
1,004,499	B&M European Value Retail S.A.	4,969,788
1,138,289	BAE Systems plc	11,720,766
26,881	British American Tobacco plc	1,061,079
50,494	British Land Co. plc REIT	239,981
1,183,708	BT Group plc	1,595,461
54,588	Bunzl plc	1,811,668
50,433	Computacenter plc	1,159,325
737,789	ConvaTec Group plc(1)	2,064,294
10,459	Dechra Pharmaceuticals plc	329,374
2,174,692	Direct Line Insurance Group plc	5,789,071
87,330	DS Smith plc	337,734
22,479	Ferguson plc	2,822,976
314,495	GSK plc ADR	11,051,354
26,872	Halma plc	638,083
315,391	Hikma Pharmaceuticals plc	5,888,039
424,070	Howden Joinery Group plc	2,864,800
1,549,003	HSBC Holdings plc	9,609,019
271,657	IG Group Holdings plc	2,555,391
324,291	Imperial Brands plc	8,078,759
102,663	Inchcape plc	1,012,646
36,773	Intertek Group plc	1,784,410
2,272,467	J Sainsbury plc	5,950,942
1,947,393	Kingfisher plc	5,530,689
88,900	Land Securities Group plc REIT	664,512
4,266,112	Lloyds Banking Group plc	2,330,309
1,636,420	Man Group plc	4,206,578
73,237	Mondi plc	1,241,725
244,343	National Grid plc	2,931,561
889,656	NatWest Group plc	2,838,084
22,033	Reckitt Benckiser Group plc	1,525,012
104,455	RELX plc	2,874,848
109,818	Rio Tinto plc	7,659,165
1,857,846	Royal Mail plc	4,760,132
28,517	RS GROUP plc	307,184
772,960	Sage Group plc	6,932,543
370,200	Schroders plc	1,941,568
451,564	Segro plc REIT	4,147,772
67,797	Shell plc	1,896,924
90,281	Smith & Nephew plc	1,204,907
73,442	Softcat plc	1,045,986
127,998	Spectris plc	4,622,145
2,427	Spirax-Sarco Engineering plc	309,899
264,859	SSE plc	5,454,415
668,625	Standard Chartered plc	5,005,897
1,852,178	Tesco plc	4,995,144
1,365,823	Tritax Big Box plc REIT	2,277,127
30,349	Unilever plc	1,526,715
289,448	Vodafone Group plc	293,304
		176,011,087
	Total Common Stocks (cost $1,480,412,965)	$ 1,417,517,405

12

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
	Germany - 0.1%
41,594	Fuchs Petrolub SE (Preference Shares)		$ 1,453,367
	Total Preferred Stocks (cost $1,935,030)		$ 1,453,367
	Total Long-Term Investments (cost $1,482,347,995)		$ 1,418,970,772
SHORT-TERM INVESTMENTS - 0.9%
	Securities Lending Collateral - 0.9%
1,998,806	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.14%(3)		$ 1,998,806
6,662,688	HSBC US Government Money Market Fund, 4.13%(3)		6,662,688
1,998,806	Invesco Government & Agency Portfolio, Institutional Class, 4.22%(3)		1,998,806
1,998,806	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.08%(3)		1,998,806
	Total Short-Term Investments (cost $12,659,106)		$ 12,659,106
	Total Investments (cost $1,495,007,101)	100.1%	$ 1,431,629,878
	Other Assets and Liabilities	(0.1)%	(1,947,330)
	Total Net Assets	100.0%	$ 1,429,682,548
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the aggregate value of these securities was $25,023,385, representing 1.8% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	68	03/17/2023	$ 6,627,960	$ (93,154)
Total futures contracts				$ (93,154)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
13

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 139,937,955	$ 139,937,955	$ —	$ —
Austria	2,844,031	2,844,031	—	—
Belgium	13,721,257	13,721,257	—	—
Canada	142,025,651	142,025,651	—	—
China	8,632,634	8,632,634	—	—
Denmark	31,813,556	31,813,556	—	—
Finland	22,352,937	22,352,937	—	—
France	99,576,589	99,576,589	—	—
Germany	55,223,340	55,223,340	—	—
Hong Kong	59,552,603	59,552,603	—	—
Ireland	5,022,887	5,022,887	—	—
Israel	29,046,288	29,046,288	—	—
Italy	42,999,632	42,999,632	—	—
Japan	264,684,823	264,684,823	—	—
Luxembourg	4,452,120	4,452,120	—	—
Netherlands	61,221,522	61,221,522	—	—
New Zealand	8,034,123	8,034,123	—	—
Norway	22,318,414	22,318,414	—	—
Portugal	6,670,087	6,670,087	—	—
Singapore	26,849,345	26,849,345	—	—
South Africa	2,523,606	2,523,606	—	—
Spain	27,720,408	27,720,408	—	—
Sweden	57,701,625	57,701,625	—	—
Switzerland	106,580,885	106,580,885	—	—
United Kingdom	176,011,087	176,011,087	—	—
Preferred Stocks	1,453,367	1,453,367	—	—
Short-Term Investments	12,659,106	12,659,106	—	—
Total	$ 1,431,629,878	$ 1,431,629,878	$ —	$ —
Liabilities
Futures Contracts(2)	$ (93,154)	$ (93,154)	$ —	$ —
Total	$ (93,154)	$ (93,154)	$ —	$ —

(1)	For the period ended December 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
14

Hartford Multifactor Diversified International ETF
Schedule of Investments
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Australia - 8.6%
28,231	AGL Energy Ltd.	$ 154,499
3,838	ANZ Group Holdings Ltd.	61,581
2,697	Aurizon Holdings Ltd.	6,822
3,845	Bendigo & Adelaide Bank Ltd.	25,579
4,791	BHP Group Ltd.	148,253
3,486	BlueScope Steel Ltd.	39,810
1,600	Brambles Ltd.	13,096
9,812	Coles Group Ltd.	111,255
862	Computershare Ltd.	15,316
20,114	Dexus REIT	105,712
7,342	Endeavour Group Ltd.	31,965
7,670	Fortescue Metals Group Ltd.	106,681
3,583	Glencore plc	23,808
21,930	GPT Group REIT	62,462
5,251	JB Hi-Fi Ltd.	149,383
30,426	Metcash Ltd.	82,121
37	Ramsay Health Care Ltd.	1,623
5,981	Sonic Healthcare Ltd.	121,559
12,482	South32 Ltd.	33,859
10,346	Stockland REIT	25,469
11,322	Telstra Corp. Ltd.	30,635
1,407	Wesfarmers Ltd.	43,805
2,213	Woolworths Group Ltd.	50,365
		1,445,658
	Belgium - 0.0%
63	UCB S.A.	4,946
	Brazil - 1.8%
23,891	JBS S.A.	99,505
5,830	Telefonica Brasil S.A.	42,347
3,725	TIM S.A.	8,748
1,934	Transmissora Alianca de Energia Eletrica S.A.	12,700
7,780	Vale S.A. ADR	132,027
		295,327
	Canada - 5.5%
469	Alimentation Couche-Tard, Inc.	20,595
1,242	Bank of Montreal	112,435
406	Bank of Nova Scotia	19,878
176	Canadian Tire Corp. Ltd. Class A	18,380
328	Dollarama, Inc.	19,170
3,790	Empire Co., Ltd. Class A	99,746
198	Fairfax Financial Holdings Ltd.	117,207
743	George Weston Ltd.	92,119
1,082	Great-West Lifeco, Inc.	24,995
1,778	Loblaw Cos., Ltd.	157,100
3,190	Manulife Financial Corp.	56,857
63	Metro, Inc.	3,486
3,090	Power Corp. of Canada	72,635
454	Royal Bank of Canada	42,654
85	Sun Life Financial, Inc.	3,943
579	Toronto-Dominion Bank	37,463
258	West Fraser Timber Co., Ltd.	18,617
		917,280
	China - 10.4%
359,000	Agricultural Bank of China Ltd. Class H	123,271
16,000	Anhui Conch Cement Co., Ltd. Class H	55,964
430,000	Bank of China Ltd. Class H	156,465
148,000	Bank of Communications Co., Ltd. Class H	85,141
126,000	China CITIC Bank Corp. Ltd. Class H	55,857
222,000	China Construction Bank Corp. Class H	139,089
2,000	China National Building Material Co., Ltd. Class H	1,643
208,000	China Petroleum & Chemical Corp. Class H	100,470
112,000	China Railway Group Ltd. Class H	59,121
33,000	China Shenhua Energy Co., Ltd. Class H	95,343
412,000	China Tower Corp. Ltd. Class H(1)	44,341
4,300	China Vanke Co., Ltd. Class H	8,705
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	China - 10.4% - (continued)
77,000	CITIC Ltd.	$ 81,292
56,000	COSCO Shipping Holdings Co., Ltd. Class H	57,112
7,200	Haier Smart Home Co., Ltd. Class H	24,538
279,000	Industrial & Commercial Bank of China Ltd. Class H	143,701
128,000	Lenovo Group Ltd.	105,123
201,000	People's Insurance Co., Group of China Ltd. Class H	66,700
214,000	PetroChina Co., Ltd. Class H	97,884
70,000	PICC Property & Casualty Co., Ltd. Class H	66,458
111,000	Postal Savings Bank of China Co., Ltd. Class H(1)	68,975
118,200	Yangzijiang Shipbuilding Holdings Ltd.	119,857
		1,757,050
	Denmark - 1.9%
53	AP Moller - Maersk A/S Class B	118,811
1,468	Novo Nordisk A/S Class B	197,620
		316,431
	Finland - 0.6%
387	Kone Oyj Class B	19,949
1,782	Nordea Bank Abp	19,100
434	Orion Oyj Class B	23,734
882	Sampo Oyj Class A	45,955
		108,738
	France - 4.3%
255	Air Liquide S.A.	36,032
1,191	AXA S.A.	33,118
1,024	BNP Paribas S.A.	58,195
183	Cie de Saint-Gobain	8,916
2,034	Cie Generale des Etablissements Michelin SCA	56,408
932	Danone S.A.	48,968
5,305	Engie S.A.	75,800
41	L'Oreal S.A.	14,597
43	LVMH Moet Hennessy Louis Vuitton SE	31,202
7,624	Orange S.A.	75,517
1,956	Sanofi	187,545
192	Schneider Electric SE	26,786
1,170	TotalEnergies SE(2)	73,235
		726,319
	Germany - 3.0%
257	Allianz SE	55,103
306	BASF SE	15,150
2,035	Bayer AG	104,955
636	Bayerische Motoren Werke AG	56,596
224	Covestro AG(1)	8,738
901	Deutsche Post AG	33,829
1,726	Deutsche Telekom AG	34,333
3,312	E.ON SE	32,993
649	Fresenius Medical Care AG & Co. KGaA	21,174
168	Fresenius SE & Co. KGaA	4,707
84	LEG Immobilien SE	5,456
696	Merck KGaA	134,373
68	RWE AG	3,018
		510,425
	Hong Kong - 2.6%
8,000	BOC Hong Kong Holdings Ltd.	27,265
34,000	China Overseas Land & Investment Ltd.	89,738
6,000	China Resources Land Ltd.	27,483
4,000	CK Asset Holdings Ltd.	24,625
11,500	CK Hutchison Holdings Ltd.	69,030
2,500	Orient Overseas International Ltd.	45,164
63,142	Sino Land Co., Ltd.	78,958
4,500	Sun Hung Kai Properties Ltd.	61,576
24,500	WH Group Ltd.(1)	14,251
		438,090

15

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	India - 0.5%
865	Dr. Reddy's Laboratories Ltd. ADR	$ 44,764
2,439	Infosys Ltd. ADR	43,926
		88,690
	Indonesia - 1.5%
183,900	Astra International Tbk PT	67,335
157,400	Bukit Asam Tbk PT	37,309
13,900	Indo Tambangraya Megah Tbk PT	34,845
76,400	Indofood Sukses Makmur Tbk PT	33,004
122,200	Telkom Indonesia Persero Tbk PT	29,436
27,000	United Tractors Tbk PT	45,224
		247,153
	Israel - 2.1%
3,910	Bank Hapoalim BM	35,150
6,709	Bank Leumi Le-Israel BM	55,729
14,635	Bezeq The Israeli Telecommunication Corp. Ltd.	25,156
895	FIBI Holdings Ltd.	37,185
792	First International Bank of Israel Ltd.	31,200
512	Harel Insurance Investments & Financial Services Ltd.	4,500
4,624	ICL Group Ltd.	33,351
3,518	Phoenix Holdings Ltd.	37,388
573	Rami Levy Chain Stores Hashikma Marketing Ltd.	39,948
2,760	ZIM Integrated Shipping Services Ltd.(2)	47,444
		347,051
	Italy - 0.5%
882	Assicurazioni Generali S.p.A.	15,640
4,513	Eni S.p.A.	63,992
5,660	Intesa Sanpaolo S.p.A.	12,552
		92,184
	Japan - 15.0%
500	AGC, Inc.	16,655
600	Aisin Corp.	16,052
8,600	Alfresa Holdings Corp.	109,239
5,300	Astellas Pharma, Inc.	80,598
2,200	Bridgestone Corp.	78,216
3,400	Brother Industries Ltd.	51,717
5,500	Canon, Inc.	119,029
200	Daiwa House Industry Co., Ltd.	4,606
1,100	ENEOS Holdings, Inc.	3,735
400	FUJIFILM Holdings Corp.	20,084
700	Fujitsu Ltd.	93,452
1,100	Haseko Corp.	12,280
800	Hitachi Ltd.	40,568
3,400	Honda Motor Co., Ltd.	78,130
1,200	Idemitsu Kosan Co., Ltd.	27,921
2,900	Iida Group Holdings Co., Ltd.	43,980
500	Isuzu Motors Ltd.	5,862
1,600	ITOCHU Corp.	50,275
2,800	KDDI Corp.	84,502
4,000	Marubeni Corp.	45,928
2,200	Medipal Holdings Corp.	29,029
300	MEIJI Holdings Co., Ltd.	15,325
1,900	Mitsubishi Corp.	61,675
3,900	Mitsubishi Electric Corp.	38,824
1,100	Mitsubishi UFJ Financial Group, Inc.	7,411
2,200	Mitsui & Co., Ltd.	64,243
200	Mitsui OSK Lines Ltd.	4,987
5,100	Mizuho Financial Group, Inc.	71,739
2,600	NEC Corp.	91,333
1,800	NGK Spark Plug Co., Ltd.	33,273
2,200	Nihon Kohden Corp.	53,439
5,300	Nikon Corp.	47,238
2,600	Nippon Telegraph & Telephone Corp.	74,131
3,100	Nippon Yusen KK	73,068
4,500	Osaka Gas Co., Ltd.	72,644
1,100	Otsuka Holdings Co., Ltd.	35,890
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Japan - 15.0% - (continued)
1,700	Panasonic Holdings Corp.	$ 14,308
4,600	Seiko Epson Corp.	67,146
1,900	Sekisui House Ltd.	33,602
400	Seven & i Holdings Co., Ltd.	17,159
1,200	Shimamura Co., Ltd.	119,141
5,900	Softbank Corp.	66,537
2,000	Subaru Corp.	30,732
100	Sumitomo Corp.	1,664
700	Sumitomo Electric Industries Ltd.	7,982
800	Sumitomo Forestry Co., Ltd.	14,145
2,400	Sumitomo Mitsui Financial Group, Inc.	96,331
1,000	Suzuken Co., Ltd.	27,057
100	Takeda Pharmaceutical Co., Ltd.	3,116
2,200	Tokio Marine Holdings, Inc.	47,145
3,300	Tokyo Gas Co., Ltd.	64,652
1,700	Toppan, Inc.	25,176
1,600	Toyota Motor Corp.	21,979
19,500	Yamada Holdings Co., Ltd.	69,017
1,700	Yamaha Motor Co., Ltd.	38,781
		2,522,748
	Luxembourg - 0.1%
129	Eurofins Scientific SE	9,233
	Malaysia - 2.4%
8,100	DiGi.Com Bhd	7,355
128,100	Hartalega Holdings Bhd	49,437
400	Kuala Lumpur Kepong Bhd	2,030
30,525	Malayan Banking Bhd	60,288
30,900	Petronas Chemicals Group Bhd	60,327
7,200	Petronas Gas Bhd	27,983
50,709	RHB Bank Bhd	66,653
161,900	Sime Darby Bhd	84,533
19,100	Tenaga Nasional Bhd	41,756
		400,362
	Mexico - 0.9%
3,217	America Movil S.A.B. de C.V. Class L ADR	58,549
1,325	Coca-Cola Femsa S.A.B. de C.V. ADR	89,941
		148,490
	Netherlands - 2.0%
5,842	Koninklijke Ahold Delhaize N.V.	167,344
2,120	NN Group N.V.	86,340
5,605	Stellantis N.V.	79,344
		333,028
	New Zealand - 1.1%
3,328	Fisher & Paykel Healthcare Corp. Ltd. Class C	47,568
2,108	Fletcher Building Ltd.	6,362
16,657	Goodman Property Trust REIT	21,280
31,166	Spark New Zealand Ltd.	106,099
		181,309
	Norway - 2.4%
566	Atea ASA*	6,550
1,834	Elkem ASA*(1)	6,553
2,321	Equinor ASA	82,888
9,502	Europris ASA(1)	66,218
2,867	Golden Ocean Group Ltd.(2)	24,914
815	Kongsberg Gruppen ASA	34,384
1,228	Norsk Hydro ASA	9,140
4,462	Orkla ASA	32,132
6,714	Telenor ASA	62,431
3,692	Veidekke ASA	36,279
986	Yara International ASA	43,099
		404,588
	Philippines - 1.3%
1,405	Globe Telecom, Inc.	54,962

16

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Philippines - 1.3% - (continued)
2,940	International Container Terminal Services, Inc.	$ 10,551
9,590	Manila Electric Co.	51,420
4,175	PLDT, Inc.	98,667
		215,600
	Poland - 1.0%
3,131	Asseco Poland S.A.	51,823
3,893	Polski Koncern Naftowy ORLEN S.A.	57,016
8,414	Powszechny Zaklad Ubezpieczen S.A.	67,945
		176,784
	Portugal - 0.1%
696	Jeronimo Martins SGPS S.A.	14,990
	Russia - 0.0%
698	Gazprom PJSC*(3)	—
	Singapore - 0.2%
506	DBS Group Holdings Ltd.	12,797
142	Oversea-Chinese Banking Corp. Ltd.	1,290
400	United Overseas Bank Ltd.	9,156
1,300	Venture Corp. Ltd.	16,536
		39,779
	South Korea - 3.7%
475	Cheil Worldwide, Inc.*	8,659
161	Coway Co., Ltd.*	7,117
1,307	GS Holdings Corp.	45,272
695	HMM Co., Ltd.*	10,745
1,506	Hyundai Marine & Fire Insurance Co., Ltd.*	35,074
1,605	Kia Corp.*	75,268
1,106	KT&G Corp.*	80,031
4,710	LG Display Co., Ltd.*	46,374
100	LG Electronics, Inc.*	6,841
204	LG Innotek Co., Ltd.*	40,735
10,613	LG Uplus Corp.	92,743
71	POSCO Holdings, Inc.	15,525
28	Samsung Electro-Mechanics Co., Ltd.*	2,890
2,421	Samsung Electronics Co., Ltd.	105,877
22	Samsung Fire & Marine Insurance Co., Ltd.*	3,480
897	SK Hynix, Inc.	53,203
		629,834
	Spain - 0.5%
1,304	Banco Bilbao Vizcaya Argentaria S.A.	7,841
2,221	Iberdrola S.A.	25,908
11,711	Telefonica S.A.	42,308
		76,057
	Sweden - 3.0%
499	Assa Abloy AB Class B	10,713
3,463	Axfood AB	95,021
967	Boliden AB	36,311
3,909	Electrolux AB Class B(2)	52,815
357	Getinge AB Class B	7,411
2,311	Investor AB Class B	41,822
539	Securitas AB Class B	4,498
12,221	SSAB AB Class B	63,571
358	Tele2 AB Class B	2,924
19,876	Telefonaktiebolaget LM Ericsson Class B	116,172
19,391	Telia Co. AB	49,615
1,641	Volvo AB Class B	29,684
		510,557
	Switzerland - 3.5%
457	Kuehne + Nagel International AG	106,298
779	Nestle S.A.	90,210
1,969	Novartis AG	177,895
501	Roche Holding AG	157,307
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Switzerland - 3.5% - (continued)
2,816	UBS Group AG	$ 52,366
24	Zurich Insurance Group AG	11,473
		595,549
	Taiwan - 6.1%
113,000	Acer, Inc.	86,582
10,000	ASE Technology Holding Co., Ltd.	30,551
18,000	Asustek Computer, Inc.	157,245
40,400	AU Optronics Corp.	19,717
8,000	Catcher Technology Co., Ltd.	43,988
16,305	Cathay Financial Holding Co., Ltd.	21,220
114,000	Compal Electronics, Inc.	85,494
2,200	Evergreen Marine Corp. Taiwan Ltd.	11,667
20,800	Hon Hai Precision Industry Co., Ltd.	67,606
23,530	Innolux Corp.	8,459
11,000	Inventec Corp.	9,395
38,000	Lite-On Technology Corp.	78,879
33,000	Macronix International Co., Ltd.	36,237
14,000	Micro-Star International Co., Ltd.	54,432
5,000	Novatek Microelectronics Corp.	51,325
29,000	Pegatron Corp.	59,914
16,000	Pou Chen Corp.	17,803
14,000	Powertech Technology, Inc.	36,076
1,000	President Chain Store Corp.	8,850
5,000	Quanta Computer, Inc.	11,762
43,000	Synnex Technology International Corp.	82,823
7,000	WPG Holdings Ltd.	10,955
2,000	Yang Ming Marine Transport Corp.	4,262
8,000	Zhen Ding Technology Holding Ltd.	27,330
		1,022,572
	Thailand - 2.7%
13,202	Advanced Info Service PCL NVDR	74,329
81,200	AP Thailand PCL NVDR	27,196
19,800	Bangchak Corp. PCL NVDR	18,008
293,100	Bangkok Chain Hospital PCL NVDR	173,482
31,500	Bangkok Dusit Medical Services PCL NVDR	26,375
69,400	Krung Thai Bank PCL NVDR	35,466
39,100	PTT PCL NVDR	37,536
3,900	Siam Cement PCL NVDR	38,510
23,500	Supalai PCL NVDR	16,488
		447,390
	Turkey - 2.4%
13,231	Aksa Akrilik Kimya Sanayii AS	64,991
4,927	BIM Birlesik Magazalar AS	36,032
33,173	Eregli Demir ve Celik Fabrikalari T.A.S.	73,117
40,261	Haci Omer Sabanci Holding AS	96,956
19,517	Turkiye Is Bankasi A/S Class C	13,314
49,182	Turkiye Sise ve Cam Fabrikalari AS	112,764
		397,174
	United Kingdom - 7.2%
1,490	3i Group plc	24,044
1,127	Anglo American plc	43,876
1,156	AstraZeneca plc ADR	78,377
5,037	B&M European Value Retail S.A.	24,921
18,063	BAE Systems plc	185,992
44	Ferguson plc	5,526
4,992	GSK plc ADR	175,419
22,800	HSBC Holdings plc	141,825
3,741	Imperial Brands plc	93,196
23,088	Kingfisher plc	65,571
5,654	Man Group plc	14,534
6,218	NatWest Group plc	19,836
1,892	Rio Tinto plc	131,956
732	Sage Group plc	6,565
5,430	Segro plc REIT	49,876
2,718	SSE plc	55,974

17

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.9% - (continued)
	United Kingdom - 7.2% - (continued)
5,587	Standard Chartered plc		$ 41,829
13,180	Tesco plc		35,545
8,119	Tritax Big Box plc REIT		13,536
6,495	Vodafone Group plc		6,582
			1,214,980
	Total Common Stocks (cost $17,069,285)		$ 16,636,366
PREFERRED STOCKS - 0.5%
	Brazil - 0.5%
41,399	Cia Paranaense de Energia (Preference Shares)		$ 62,023
1,094	Gerdau S.A. (Preference Shares)		6,086
4,612	Petroleo Brasileiro S.A. (Preference Shares)		21,401
			89,510
	Total Preferred Stocks (cost $91,631)		$ 89,510
	Total Long-Term Investments (cost $17,160,916)		$ 16,725,876
SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.2%
30,166	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.14%(4)		$ 30,166
100,551	HSBC US Government Money Market Fund, 4.13%(4)		100,551
30,165	Invesco Government & Agency Portfolio, Institutional Class, 4.22%(4)		30,165
30,165	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.08%(4)		30,165
	Total Short-Term Investments (cost $191,047)		$ 191,047
	Total Investments (cost $17,351,963)	100.6%	$ 16,916,923
	Other Assets and Liabilities	(0.6)%	(92,784)
	Total Net Assets	100.0%	$ 16,824,139
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the aggregate value of these securities was $209,076, representing 1.2% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1	03/17/2023	$ 97,470	$ (1,677)
Total futures contracts				$ (1,677)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
18

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,445,658	$ 1,445,658	$ —	$ —
Belgium	4,946	4,946	—	—
Brazil	295,327	295,327	—	—
Canada	917,280	917,280	—	—
China	1,757,050	1,757,050	—	—
Denmark	316,431	316,431	—	—
Finland	108,738	108,738	—	—
France	726,319	726,319	—	—
Germany	510,425	510,425	—	—
Hong Kong	438,090	438,090	—	—
India	88,690	88,690	—	—
Indonesia	247,153	247,153	—	—
Israel	347,051	347,051	—	—
Italy	92,184	92,184	—	—
Japan	2,522,748	2,522,748	—	—
Luxembourg	9,233	9,233	—	—
Malaysia	400,362	400,362	—	—
Mexico	148,490	148,490	—	—
Netherlands	333,028	333,028	—	—
New Zealand	181,309	181,309	—	—
Norway	404,588	404,588	—	—
Philippines	215,600	215,600	—	—
Poland	176,784	176,784	—	—
Portugal	14,990	14,990	—	—
Russia	—	—	—	—
Singapore	39,779	39,779	—	—
South Korea	629,834	629,834	—	—
Spain	76,057	76,057	—	—
Sweden	510,557	510,557	—	—
Switzerland	595,549	595,549	—	—
Taiwan	1,022,572	1,022,572	—	—
Thailand	447,390	447,390	—	—
Turkey	397,174	397,174	—	—
United Kingdom	1,214,980	1,214,980	—	—
Preferred Stocks	89,510	89,510	—	—
Short-Term Investments	191,047	191,047	—	—
Total	$ 16,916,923	$ 16,916,923	$ —	$ —
Liabilities
Futures Contracts(2)	$ (1,677)	$ (1,677)	$ —	$ —
Total	$ (1,677)	$ (1,677)	$ —	$ —

(1)	For the period ended December 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2022 is not presented.
19

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Brazil - 3.2%
3,213	Banco do Brasil S.A.	$ 21,135
7,721	Equatorial Energia S.A.	39,514
1,370	Hypera S.A.	11,729
33,823	JBS S.A.	140,872
22,183	Telefonica Brasil S.A.	161,128
51,846	TIM S.A.	121,765
11,137	Transmissora Alianca de Energia Eletrica S.A.	73,132
19,008	Vale S.A. ADR	322,566
		891,841
	Chile - 0.3%
161,724	Banco de Chile	16,705
3,658	Empresas COPEC S.A.	27,175
560	Sociedad Quimica y Minera de Chile S.A. ADR	44,710
		88,590
	China - 20.8%
738,000	Agricultural Bank of China Ltd. Class H	253,408
14,600	Alibaba Group Holding Ltd.*	161,340
45,000	Anhui Conch Cement Co., Ltd. Class H	157,400
2,600	ANTA Sports Products Ltd.	34,078
732,000	Bank of China Ltd. Class H	266,354
343,000	Bank of Communications Co., Ltd. Class H	197,320
2,500	BYD Co., Ltd. Class H	61,692
362,000	China CITIC Bank Corp. Ltd. Class H	160,478
423,000	China Construction Bank Corp. Class H	265,020
231,000	China Everbright Bank Co., Ltd. Class H	70,440
20,000	China Life Insurance Co., Ltd. Class H	34,337
34,000	China Longyuan Power Group Corp. Ltd. Class H	41,558
9,000	China Mengniu Dairy Co., Ltd.*	40,820
31,000	China Merchants Bank Co., Ltd. Class H	173,371
314,500	China Minsheng Banking Corp. Ltd. Class H	108,796
44,000	China National Building Material Co., Ltd. Class H	36,136
15,600	China Pacific Insurance Group Co., Ltd. Class H	34,738
394,000	China Petroleum & Chemical Corp. Class H	190,313
249,000	China Railway Group Ltd. Class H	131,440
64,000	China Shenhua Energy Co., Ltd. Class H	184,908
1,532,000	China Tower Corp. Ltd. Class H(1)	164,880
37,500	China Vanke Co., Ltd. Class H	75,913
140,000	CITIC Ltd.	147,804
93,000	COSCO Shipping Holdings Co., Ltd. Class H	94,847
136,000	CSPC Pharmaceutical Group Ltd.	142,884
4,100	ENN Energy Holdings Ltd.	57,574
68,000	Guangzhou Automobile Group Co., Ltd. Class H	45,827
23,000	Guotai Junan Securities Co., Ltd. Class H(1)	25,903
52,400	Haier Smart Home Co., Ltd. Class H	178,584
11,000	Huatai Securities Co., Ltd. Class H(1)	12,586
519,000	Industrial & Commercial Bank of China Ltd. Class H	267,315
5,256	JD.com, Inc. Class A	148,287
258,000	Lenovo Group Ltd.	211,889
2,000	Li Ning Co., Ltd.	17,361
8,000	Longfor Group Holdings Ltd.(1)	24,907
2,500	Meituan Class B*(1)	55,958
1,680	NetEase, Inc.	24,646
16,100	New China Life Insurance Co., Ltd. Class H	39,399
26,000	New Oriental Education & Technology Group, Inc.*	94,940
3,200	Nongfu Spring Co., Ltd. Class H(1)	18,081
478,000	People's Insurance Co., Group of China Ltd. Class H	158,620
394,000	PetroChina Co., Ltd. Class H	180,216
136,000	PICC Property & Casualty Co., Ltd. Class H	129,118
30,000	Ping An Insurance Group Co. of China Ltd. Class H	198,528
303,000	Postal Savings Bank of China Co., Ltd. Class H(1)	188,284
3,300	Tencent Holdings Ltd.	141,218
131,000	Want Want China Holdings Ltd.	87,614
15,200	Xiaomi Corp. Class B*(1)	21,305
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	China - 20.8% - (continued)
2,000	Yankuang Energy Group Co., Ltd. Class H	$ 6,099
2,229	Yum China Holdings, Inc.	125,373
900	Zhuzhou CRRC Times Electric Co., Ltd. Class H	4,468
638	ZTO Express Cayman, Inc.	17,297
		5,711,672
	Hong Kong - 2.3%
64,000	China Overseas Land & Investment Ltd.	168,918
23,300	China Resources Gas Group Ltd.	87,469
26,000	China Resources Land Ltd.	119,091
4,500	Orient Overseas International Ltd.	81,295
262,000	Sino Biopharmaceutical Ltd.	153,408
8,000	Wharf Holdings Ltd.	23,523
		633,704
	India - 14.9%
981	ACC Ltd.	28,952
582	Apollo Hospitals Enterprise Ltd.	31,500
2,783	Asian Paints Ltd.	103,876
11,201	Aurobindo Pharma Ltd.	59,342
289	Axis Bank Ltd. GDR	16,415
1,692	Bajaj Auto Ltd.	73,956
822	Balkrishna Industries Ltd.	21,176
2,826	Bharat Electronics Ltd.	3,413
14,787	Bharti Airtel Ltd.	144,081
14,318	Bharti Infratel Ltd.	32,961
10,672	Cipla Ltd.	138,795
69,624	Coal India Ltd.	189,398
757	Divi's Laboratories Ltd.	31,232
2,934	Dr. Reddy's Laboratories Ltd. ADR	151,834
666	Eicher Motors Ltd.	25,984
11,372	Embassy Office Parks REIT	46,193
98,911	GAIL India Ltd.	114,836
13,292	HCL Technologies Ltd.	166,981
4,257	Hero MotoCorp Ltd.	140,932
4,014	Hindustan Unilever Ltd.	124,260
1,623	Housing Development Finance Corp. Ltd.	51,745
2,087	ICICI Bank Ltd. ADR	45,684
141,867	Indian Oil Corp. Ltd.	131,184
12,085	Infosys Ltd. ADR	217,651
13,134	ITC Ltd.	52,636
3,770	JSW Steel Ltd.	35,000
4,883	Larsen & Toubro Ltd.	123,111
5,219	Mahindra & Mahindra Ltd.	78,805
1,722	Maruti Suzuki India Ltd.	174,731
2,299	Mphasis Ltd.	54,822
87	MRF Ltd.	93,105
47,955	NTPC Ltd.	96,484
57,889	Oil & Natural Gas Corp. Ltd.	102,686
116	Page Industries Ltd.	60,064
24,490	Petronet LNG Ltd.	63,778
116	Pidilite Industries Ltd.	3,576
45,153	Power Grid Corp. of India Ltd.	116,635
1,146	Reliance Industries Ltd. GDR(1)	70,479
10,199	Sun Pharmaceutical Industries Ltd.	123,453
6,227	Tata Consultancy Services Ltd.	245,128
84,150	Tata Steel Ltd.	114,584
7,703	Tech Mahindra Ltd.	94,637
1,209	Titan Co., Ltd.	37,959
2,322	Torrent Pharmaceuticals Ltd.	43,521
579	Tube Investments of India Ltd.	19,425
4,682	TVS Motor Co., Ltd.	61,427
12,993	Vedanta Ltd.	48,435
15,516	Wipro Ltd. ADR	72,305
		4,079,167

20

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Indonesia - 3.8%
72,000	Adaro Energy Indonesia Tbk PT	$ 17,806
449,800	Astra International Tbk PT	164,693
182,200	Bank Central Asia Tbk PT	100,068
40,600	Bank Mandiri Persero Tbk PT	25,884
346,900	Bank Rakyat Indonesia Persero Tbk PT	110,081
245,800	Bukit Asam Tbk PT	58,263
17,000	Indo Tambangraya Megah Tbk PT	42,616
36,800	Indofood CBP Sukses Makmur Tbk PT	23,639
274,100	Indofood Sukses Makmur Tbk PT	118,408
1,123,200	Kalbe Farma Tbk PT	150,794
103,800	Sumber Alfaria Trijaya Tbk PT	17,670
460,300	Telkom Indonesia Persero Tbk PT	110,880
100,100	Unilever Indonesia Tbk PT	30,221
42,600	United Tractors Tbk PT	71,354
		1,042,377
	Malaysia - 3.8%
71,046	CIMB Group Holdings Bhd	93,545
93,600	DiGi.Com Bhd	84,994
190,700	Hartalega Holdings Bhd	73,596
16,200	Hong Leong Bank Bhd	75,612
8,600	IHH Healthcare Bhd	12,143
2,400	Kuala Lumpur Kepong Bhd	12,183
79,944	Malayan Banking Bhd	157,892
7,800	MISC Bhd	13,280
83,700	Petronas Chemicals Group Bhd	163,410
14,100	Petronas Gas Bhd	54,800
28,600	Public Bank Bhd	28,048
46,664	RHB Bank Bhd	61,336
125,600	Sime Darby Bhd	65,580
67,400	Tenaga Nasional Bhd	147,347
		1,043,766
	Mexico - 3.8%
15,444	America Movil S.A.B. de C.V. Class L ADR*	281,081
10,835	Arca Continental S.A.B. de C.V.	87,871
2,604	Coca-Cola Femsa S.A.B. de C.V. ADR	176,759
359	Fomento Economico Mexicano S.A.B. de C.V. ADR	28,045
3,520	Gruma S.A.B. de C.V. Class B	47,022
27,908	Grupo Bimbo S.A.B. de C.V.	117,863
9,400	Grupo Financiero Banorte S.A.B. de C.V. Class O	67,647
7,991	Grupo Mexico S.A.B. de C.V. Class B	28,171
20,764	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	35,237
48,747	Wal-Mart de Mexico S.A.B. de C.V.	172,302
		1,041,998
	Philippines - 2.7%
23,115	ACEN Corp.	3,161
64,336	BDO Unibank, Inc.	122,028
3,403	Globe Telecom, Inc.	133,122
39,860	International Container Terminal Services, Inc.	143,053
13,650	Manila Electric Co.	73,189
6,650	PLDT, Inc.	157,158
5,645	SM Investments Corp.	91,167
31,900	SM Prime Holdings, Inc.	20,321
		743,199
	Poland - 3.1%
5,276	Asseco Poland S.A.	87,327
7,610	Cyfrowy Polsat S.A.	30,553
1,153	Dino Polska S.A.*(1)	98,654
45,090	Orange Polska S.A.	68,114
16,685	Polski Koncern Naftowy ORLEN S.A.	244,365
3,004	Powszechna Kasa Oszczednosci Bank Polski S.A.	20,745
36,321	Powszechny Zaklad Ubezpieczen S.A.	293,300
		843,058
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Russia - 0.0%
70,980	Gazprom PJSC*(2)	$ —
3,097	Gazprom PJSC ADR*(2)	—
310	Lukoil PJSC*(2)	—
87	Lukoil PJSC ADR*(2)	—
387	MMC Norilsk Nickel PJSC*(2)	—
7	MMC Norilsk Nickel PJSC ADR*(2)	—
64,472	Sberbank of Russia PJSC*(2)	—
172	Yandex N.V. Class A*(2)	—
		—
	South Africa - 2.9%
23,679	FirstRand Ltd.	86,450
386	Grindrod Ltd.	227
9,418	Investec plc	57,936
163	Kumba Iron Ore Ltd.	4,716
2,440	Mr. Price Group Ltd.	22,792
8,805	MTN Group Ltd.	65,876
4,977	MultiChoice Group Ltd.	34,293
885	Naspers Ltd. Class N	146,902
1,481	Remgro Ltd.	11,579
3,925	Shoprite Holdings Ltd.	52,133
12,941	Standard Bank Group Ltd.	127,615
15,684	Vodacom Group Ltd.	113,102
18,188	Woolworths Holdings Ltd.	71,010
		794,631
	South Korea - 11.9%
6,554	Cheil Worldwide, Inc.*	119,470
3,119	Coway Co., Ltd.*	137,882
536	DB HiTek Co., Ltd.*	15,747
875	DB Insurance Co., Ltd.*	45,186
237	E-Mart, Inc.	18,368
2,734	GS Holdings Corp.	94,701
1,433	Hana Financial Group, Inc.	47,653
2,147	Hankook Tire & Technology Co., Ltd.*	52,890
26	Hanmi Pharm Co., Ltd.*	6,127
2,900	Hanon Systems	18,554
3,066	HMM Co., Ltd.*	47,402
291	Hotel Shilla Co., Ltd.*	19,124
105	Hyundai Glovis Co., Ltd.*	13,577
4,069	Hyundai Marine & Fire Insurance Co., Ltd.*	94,766
512	Hyundai Mobis Co., Ltd.	81,183
1,089	Hyundai Motor Co.	130,043
3,448	Kia Corp.*	161,697
42	Korea Zinc Co., Ltd.*	18,733
201	Krafton, Inc.*	26,705
2,781	KT&G Corp.*	201,235
396	Kumho Petrochemical Co., Ltd.*	39,459
500	LG Corp.*	30,882
11,695	LG Display Co., Ltd.*	115,147
1,733	LG Electronics, Inc.*	118,548
590	LG Innotek Co., Ltd.*	117,813
22,725	LG Uplus Corp.	198,585
360	NAVER Corp.	50,534
52	NCSoft Corp.*	18,423
305	Orion Corp.*	30,874
344	POSCO Holdings, Inc.	75,220
665	Samsung C&T Corp.*	59,690
1,163	Samsung Electro-Mechanics Co., Ltd.*	120,025
6,165	Samsung Electronics Co., Ltd.	269,612
601	Samsung Fire & Marine Insurance Co., Ltd.*	95,057
1,388	Samsung SDS Co., Ltd.*	135,013
833	Shinhan Financial Group Co., Ltd.	23,188
577	Shinsegae, Inc.	100,388
3,717	SK Hynix, Inc.	220,463

21

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	South Korea - 11.9% - (continued)
135	SK, Inc.	$ 20,178
5,736	Woori Financial Group, Inc.	52,393
652	Yuhan Corp.*	29,493
		3,272,028
	Taiwan - 15.7%
181,000	Acer, Inc.	138,685
2,000	Advantech Co., Ltd.	21,539
38,000	ASE Technology Holding Co., Ltd.	116,094
30,000	Asustek Computer, Inc.	262,075
84,600	AU Optronics Corp.	41,288
21,000	Catcher Technology Co., Ltd.	115,469
63,815	Cathay Financial Holding Co., Ltd.	83,050
31,000	Cheng Shin Rubber Industry Co., Ltd.	34,192
112,000	China Development Financial Holding Corp.	45,914
20,000	China Steel Corp.	19,391
40,000	Chunghwa Telecom Co., Ltd.	147,061
259,000	Compal Electronics, Inc.	194,236
75,000	CTBC Financial Holding Co., Ltd.	53,928
4,000	Delta Electronics, Inc.	37,286
6,000	Evergreen Marine Corp. Taiwan Ltd.	31,820
53,000	Far EasTone Telecommunications Co., Ltd.	113,637
8,860	First Financial Holding Co., Ltd.	7,639
5,000	Formosa Chemicals & Fibre Corp.	11,469
17,000	Formosa Plastics Corp.	48,010
30,600	Fubon Financial Holding Co., Ltd.	56,052
47,224	Hon Hai Precision Industry Co., Ltd.	153,493
83,595	Innolux Corp.	30,054
169,000	Inventec Corp.	144,336
1,000	Largan Precision Co., Ltd.	66,373
84,245	Lite-On Technology Corp.	174,874
1,000	Lotes Co., Ltd.	26,874
98,000	Macronix International Co., Ltd.	107,612
3,000	MediaTek, Inc.	61,004
16,800	Mega Financial Holding Co., Ltd.	16,589
31,000	Micro-Star International Co., Ltd.	120,528
20,000	Nan Ya Plastics Corp.	46,201
29,000	Nanya Technology Corp.	48,309
13,000	Novatek Microelectronics Corp.	133,445
62,000	Pegatron Corp.	128,093
83,000	Pou Chen Corp.	92,356
30,000	Powerchip Semiconductor Manufacturing Corp.	31,088
40,000	Powertech Technology, Inc.	103,073
10,000	President Chain Store Corp.	88,497
49,000	Quanta Computer, Inc.	115,264
5,000	Realtek Semiconductor Corp.	45,713
62,940	SinoPac Financial Holdings Co., Ltd.	34,300
99,000	Synnex Technology International Corp.	190,685
29,611	Taiwan Cooperative Financial Holding Co., Ltd.	25,049
37,000	Taiwan Mobile Co., Ltd.	114,002
1,743	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	129,836
27,000	Uni-President Enterprises Corp.	58,506
43,000	United Microelectronics Corp.*	56,941
9,000	Vanguard International Semiconductor Corp.	22,694
34,000	Winbond Electronics Corp.	21,682
110,686	Wistron Corp.	105,876
75,000	WPG Holdings Ltd.	117,372
3,000	Yang Ming Marine Transport Corp.	6,393
28,580	Yuanta Financial Holding Co., Ltd.	20,178
26,000	Zhen Ding Technology Holding Ltd.	88,822
		4,304,947
	Thailand - 4.5%
45,326	Advanced Info Service PCL NVDR	255,192
351,500	Bangkok Chain Hospital PCL NVDR	208,048
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.3% - (continued)
	Thailand - 4.5% - (continued)
236,100	Bangkok Dusit Medical Services PCL NVDR		$ 197,688
7,300	Bumrungrad Hospital PCL NVDR		44,683
15,600	Com7 PCL NVDR		15,314
32,700	CP ALL PCL NVDR		64,437
64,600	Home Product Center PCL NVDR		28,910
75,000	Krung Thai Bank PCL NVDR		38,328
16,200	PTT Exploration & Production PCL NVDR		82,555
87,900	PTT Oil & Retail Business PCL NVDR		60,402
88,500	PTT PCL NVDR		84,961
15,300	Siam Cement PCL NVDR		151,079
8,900	Supalai PCL NVDR		6,244
			1,237,841
	Turkey - 3.6%
21,660	Aksa Akrilik Kimya Sanayii AS		106,394
26,156	BIM Birlesik Magazalar AS		191,285
86,556	Eregli Demir ve Celik Fabrikalari T.A.S.		190,780
33,790	Haci Omer Sabanci Holding AS		81,372
16,761	KOC Holding AS		74,943
4,203	Turk Hava Yollari AO*		31,636
26,041	Turkcell Iletisim Hizmetleri AS		52,695
11,243	Turkiye Is Bankasi A/S Class C		7,670
111,901	Turkiye Sise ve Cam Fabrikalari AS		256,566
			993,341
	Total Common Stocks (cost $28,240,974)		$ 26,722,160
PREFERRED STOCKS - 2.4%
	Brazil - 2.1%
24,358	Banco Bradesco S.A. (Preference Shares)		$ 69,894
12,930	Cia Energetica de Minas Gerais (Preference Shares)		27,282
87,803	Cia Paranaense de Energia (Preference Shares)		131,544
16,534	Gerdau S.A. (Preference Shares)		91,975
22,419	Itau Unibanco Holding S.A. (Preference Shares)		106,156
15,959	Itausa S.A. (Preference Shares)		25,723
24,666	Petroleo Brasileiro S.A. (Preference Shares)		114,459
			567,033
	Colombia - 0.3%
13,470	Bancolombia S.A. (Preference Shares)		93,200
	Total Preferred Stocks (cost $675,655)		$ 660,233
	Total Long-Term Investments (cost $28,916,629)		$ 27,382,393
	Total Investments (cost $28,916,629)	99.7%	$ 27,382,393
	Other Assets and Liabilities	0.3%	73,940
	Total Net Assets	100.0%	$ 27,456,333
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

22

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the aggregate value of these securities was $681,037, representing 2.5% of net assets.
(2)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at December 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	3	03/17/2023	$ 143,910	$ (1,479)
Total futures contracts				$ (1,479)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 891,841	$ 891,841	$ —	$ —
Chile	88,590	88,590	—	—
China	5,711,672	5,711,672	—	—
Hong Kong	633,704	633,704	—	—
India	4,079,167	4,079,167	—	—
Indonesia	1,042,377	1,042,377	—	—
Malaysia	1,043,766	1,043,766	—	—
Mexico	1,041,998	1,041,998	—	—
Philippines	743,199	743,199	—	—
Poland	843,058	843,058	—	—
Russia	—	—	—	—
South Africa	794,631	794,631	—	—
South Korea	3,272,028	3,272,028	—	—
Taiwan	4,304,947	4,304,947	—	—
Thailand	1,237,841	1,237,841	—	—
Turkey	993,341	993,341	—	—
Preferred Stocks	660,233	660,233	—	—
Total	$ 27,382,393	$ 27,382,393	$ —	$ —
Liabilities
Futures Contracts(2)	$ (1,479)	$ (1,479)	$ —	$ —
Total	$ (1,479)	$ (1,479)	$ —	$ —

(1)	For the period ended December 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2022 is not presented.
23

Hartford Multifactor Small Cap ETF
Schedule of Investments
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.6%
269	LCI Industries	$ 24,869
4,304	Standard Motor Products, Inc.	149,779
53	Winnebago Industries, Inc.	2,793
		177,441
	Banks - 9.5%
1,428	Ameris Bancorp	67,316
2,201	Associated Banc-Corp.	50,821
1,789	Bankwell Financial Group, Inc.	52,650
1,473	Banner Corp.	93,094
4,879	BCB Bancorp, Inc.	87,773
838	Cathay General Bancorp	34,182
948	Central Pacific Financial Corp.	19,225
319	City Holding Co.	29,696
434	Community Trust Bancorp, Inc.	19,934
447	Eagle Bancorp, Inc.	19,699
122	Enterprise Financial Services Corp.	5,973
477	Farmers National Banc Corp.	6,735
2,304	Financial Institutions, Inc.	56,125
11,751	First BanCorp	152,515
3,990	First Busey Corp.	98,633
2,006	First Financial Corp.	92,436
1,590	First Hawaiian, Inc.	41,404
332	First Merchants Corp.	13,649
5,373	Fulton Financial Corp.	90,428
166	Great Southern Bancorp, Inc.	9,875
5,208	Hanmi Financial Corp.	128,898
757	Heartland Financial USA, Inc.	35,291
2,587	Heritage Financial Corp.	79,266
2,710	Hilltop Holdings, Inc.	81,327
767	HomeStreet, Inc.	21,154
9,405	Hope Bancorp, Inc.	120,478
1,727	Independent Bank Corp.	41,310
2,307	International Bancshares Corp.	105,568
471	Midland States Bancorp, Inc.	12,538
147	National Bank Holdings Corp. Class A	6,184
1,506	NBT Bancorp, Inc.	65,391
220	Northrim BanCorp, Inc.	12,005
4,518	Northwest Bancshares, Inc.	63,162
2,396	OceanFirst Financial Corp.	50,915
302	Park National Corp.	42,507
2,581	PCB Bancorp	45,658
1,223	Preferred Bank	91,260
139	QCR Holdings, Inc.	6,900
852	Renasant Corp.	32,027
1,643	Republic Bancorp, Inc. Class A	67,232
3,055	S&T Bancorp, Inc.	104,420
605	Simmons First National Corp. Class A	13,056
4,272	Towne Bank	131,748
811	TriCo Bancshares	41,353
1,417	TrustCo Bank Corp. NY	53,265
3,385	Trustmark Corp.	118,170
3,110	Univest Financial Corp.	81,264
228	Washington Federal, Inc.	7,649
218	Washington Trust Bancorp, Inc.	10,285
3,934	Waterstone Financial, Inc.	67,822
2,619	WesBanco, Inc.	96,851
		2,877,117
	Capital Goods - 7.1%
78	Alamo Group, Inc.	11,045
1,981	Argan, Inc.	73,059
3,037	BlueLinx Holdings, Inc.*	215,961
4,381	Boise Cascade Co.	300,843
2,260	Encore Wire Corp.	310,886
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Capital Goods - 7.1% - (continued)
162	Federal Signal Corp.	$ 7,528
1,459	Global Industrial Co.	34,330
3,080	GMS, Inc.*	153,384
9,183	GrafTech International Ltd.	43,711
19,255	Hudson Technologies, Inc.*	194,861
1,807	Insteel Industries, Inc.	49,729
167	Kadant, Inc.	29,664
626	McGrath Rent Corp.	61,811
4,290	Mueller Industries, Inc.	253,110
1,121	MYR Group, Inc.*	103,211
3,765	Quanex Building Products Corp.	89,155
1,777	Rush Enterprises, Inc. Class A	92,902
1,078	Veritiv Corp.	131,203
		2,156,393
	Commercial & Professional Services - 4.3%
716	Barrett Business Services, Inc.	66,788
3,053	Brady Corp. Class A	143,796
1,414	Deluxe Corp.	24,010
5,400	Ennis, Inc.	119,664
1,728	Healthcare Services Group, Inc.	20,736
4,113	Heidrick & Struggles International, Inc.	115,041
6,878	HNI Corp.	195,541
6,747	Kelly Services, Inc. Class A	114,024
3,082	Kforce, Inc.	168,986
4,615	RCM Technologies, Inc.*	56,949
11,199	Resources Connection, Inc.	205,838
1,117	TrueBlue, Inc.*	21,871
319	UniFirst Corp.	61,564
		1,314,808
	Consumer Durables & Apparel - 5.0%
1,384	Acushnet Holdings Corp.	58,765
5,885	Bassett Furniture Industries, Inc.	102,281
540	Carter's, Inc.	40,289
481	Century Communities, Inc.	24,055
7,163	Ethan Allen Interiors, Inc.	189,246
495	Green Brick Partners, Inc.*	11,994
1,101	Johnson Outdoors, Inc. Class A	72,798
3,093	Kontoor Brands, Inc.	123,689
292	La-Z-Boy, Inc.	6,663
7,124	Levi Strauss & Co. Class A	110,565
687	MDC Holdings, Inc.	21,709
7,075	Movado Group, Inc.	228,169
1,434	Oxford Industries, Inc.	133,620
13,734	Smith & Wesson Brands, Inc.	119,211
3,783	Sturm Ruger & Co., Inc.	191,496
2,791	Vista Outdoor, Inc.*	68,017
		1,502,567
	Consumer Services - 0.8%
17	Graham Holdings Co. Class B	10,272
11,216	Perdoceo Education Corp.*	155,902
2,837	Stride, Inc.*	88,741
		254,915
	Diversified Financials - 1.5%
1,720	A-Mark Precious Metals, Inc.	59,736
6,553	Bridge Investment Group Holdings, Inc. Class A	78,964
8,475	Cherry Hill Mortgage Investment Corp. REIT(1)	49,155
1,211	Cowen, Inc. Class A	46,769
3,574	Oppenheimer Holdings, Inc. Class A	151,287
2,739	Virtu Financial, Inc. Class A	55,903
		441,814

24

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Energy - 4.4%
1,359	Alpha Metallurgical Resources, Inc.	$ 198,944
2,035	Arch Resources, Inc.	290,578
767	Civitas Resources, Inc.	44,432
1,252	CONSOL Energy, Inc.	81,380
972	CVR Energy, Inc.	30,462
553	Dorian LPG Ltd.	10,479
2,124	NACCO Industries, Inc. Class A	80,712
661	Peabody Energy Corp.*	17,464
9,360	Ramaco Resources, Inc.	82,274
4,896	Sitio Royalties Corp. Class A	141,250
34,255	VAALCO Energy, Inc.	156,203
5,386	Warrior Met Coal, Inc.	186,571
		1,320,749
	Food & Staples Retailing - 4.1%
1,202	Andersons, Inc.	42,058
3,336	Ingles Markets, Inc. Class A	321,791
6,330	SpartanNash Co.	191,419
6,274	Sprouts Farmers Market, Inc.*	203,089
4,308	United Natural Foods, Inc.*	166,763
3,739	Weis Markets, Inc.	307,682
		1,232,802
	Food, Beverage & Tobacco - 1.8%
288	Cal-Maine Foods, Inc.	15,682
418	Coca-Cola Consolidated, Inc.	214,167
1,054	John B Sanfilippo & Son, Inc.	85,711
1,194	Universal Corp.	63,055
14,555	Vector Group Ltd.	172,622
		551,237
	Health Care Equipment & Services - 8.0%
489	AdaptHealth Corp. Class A*	9,398
438	Addus HomeCare Corp.*	43,577
8,977	Allscripts Healthcare Solutions, Inc.*	158,354
96	Atrion Corp.	53,707
38,431	Co-Diagnostics, Inc.*(1)	96,846
3,986	Computer Programs & Systems, Inc.*	108,499
810	Corvel Corp.*	117,717
11,954	Cross Country Healthcare, Inc.*	317,618
2,437	Fulgent Genetics, Inc.*	72,574
344	Haemonetics Corp.*	27,056
1,109	InfuSystem Holdings, Inc.*	9,626
528	Integer Holdings Corp.*	36,147
710	iRadimed Corp.	20,086
3,062	LeMaitre Vascular, Inc.	140,913
8,959	Meridian Bioscience, Inc.*	297,528
934	Merit Medical Systems, Inc.*	65,959
1,696	National HealthCare Corp.	100,912
2,556	NextGen Healthcare, Inc.*	48,002
606	Orthofix Medical, Inc.*	12,441
6,141	Owens & Minor, Inc.*	119,934
11,288	Patterson Cos., Inc.	316,403
1,412	Select Medical Holdings Corp.	35,060
5,276	Sensus Healthcare, Inc.*	39,148
671	Utah Medical Products, Inc.	67,456
2,372	Varex Imaging Corp.*	48,151
3,344	Zynex, Inc.(1)	46,515
		2,409,627
	Household & Personal Products - 0.5%
623	Central Garden & Pet Co. Class A*	22,303
2,328	Nu Skin Enterprises, Inc. Class A	98,149
711	USANA Health Sciences, Inc.*	37,825
		158,277
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 4.6%
2,826	American Equity Investment Life Holding Co.	$ 128,922
445	Assured Guaranty Ltd.	27,706
8,452	CNO Financial Group, Inc.	193,128
5,136	Donegal Group, Inc. Class A	72,931
4,554	Employers Holdings, Inc.	196,414
25,488	Genworth Financial, Inc. Class A*	134,832
2,743	Horace Mann Educators Corp.	102,506
349	National Western Life Group, Inc. Class A	98,069
4,203	ProAssurance Corp.	73,426
1,677	Safety Insurance Group, Inc.	141,304
2,557	Stewart Information Services Corp.	109,261
3,956	United Fire Group, Inc.	108,236
857	Universal Insurance Holdings, Inc.	9,076
		1,395,811
	Materials - 3.8%
2,897	AdvanSix, Inc.	110,144
3,408	Greif, Inc. Class A	228,540
388	Hawkins, Inc.	14,977
1,807	Kronos Worldwide, Inc.	16,986
3,547	Mercer International, Inc.	41,287
1,342	Myers Industries, Inc.	29,833
3,537	Olympic Steel, Inc.	118,772
5,650	Ryerson Holding Corp.	170,969
4,686	Schnitzer Steel Industries, Inc. Class A	143,626
371	Stepan Co.	39,497
1,386	SunCoke Energy, Inc.	11,961
4,505	TimkenSteel Corp.*	81,856
3,071	Tredegar Corp.	31,386
1,506	Trinseo plc	34,201
328	Tronox Holdings plc Class A	4,497
1,600	Worthington Industries, Inc.	79,536
		1,158,068
	Media & Entertainment - 2.2%
2,130	Adeia, Inc.	20,192
1,025	AMC Networks, Inc. Class A*	16,062
21,435	Entravision Communications Corp. Class A	102,888
4,937	John Wiley & Sons, Inc. Class A	197,776
1,728	Scholastic Corp.	68,187
5,796	Sciplay Corp. Class A*	93,200
841	Sinclair Broadcast Group, Inc. Class A	13,044
3,722	Thryv Holdings, Inc.*	70,718
1,378	World Wrestling Entertainment, Inc. Class A	94,420
		676,487
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
5,295	Amphastar Pharmaceuticals, Inc.*	148,366
37,779	Assertio Holdings, Inc.*	162,450
21,032	Catalyst Pharmaceuticals, Inc.*	391,195
2,968	Collegium Pharmaceutical, Inc.*	68,858
9,765	Corcept Therapeutics, Inc.*	198,327
5,188	Eagle Pharmaceuticals, Inc.*	151,645
888	Emergent BioSolutions, Inc.*	10,487
2,337	Harmony Biosciences Holdings, Inc.*	128,769
11,475	Innoviva, Inc.*	152,044
14,180	Ironwood Pharmaceuticals, Inc. Class A*	175,690
2,091	iTeos Therapeutics, Inc.*	40,837
2,136	Maravai LifeSciences Holdings, Inc. Class A*	30,566
9,866	Organogenesis Holdings, Inc. Class A*	26,540
639	Pacira BioSciences, Inc.*	24,672
6,781	Phibro Animal Health Corp. Class A	90,933
2,594	Prestige Consumer Healthcare, Inc.*	162,384
20,507	SIGA Technologies, Inc.	150,932
7,285	Supernus Pharmaceuticals, Inc.*	259,856

25

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3% - (continued)
7,407	uniQure N.V.*	$ 167,917
14,042	Vanda Pharmaceuticals, Inc.*	103,770
6,855	Vir Biotechnology, Inc.*	173,500
		2,819,738
	Real Estate - 4.5%
2,908	Armada Hoffler Properties, Inc. REIT	33,442
3,748	Brandywine Realty Trust REIT	23,050
3,188	BRT Apartments Corp. REIT	62,612
269	Centerspace REIT	15,782
16,309	City Office, Inc. REIT	136,669
582	Corporate Office Properties Trust REIT	15,097
5,887	CTO Realty Growth, Inc. REIT	107,614
830	Forestar Group, Inc.*	12,790
56,771	Franklin Street Properties Corp. REIT	154,985
791	Getty Realty Corp. REIT	26,775
505	Industrial Logistics Properties Trust REIT	1,651
1,287	iStar, Inc. REIT	9,820
6,986	Kennedy-Wilson Holdings, Inc.	109,890
1,000	LTC Properties, Inc. REIT	35,530
3,899	LXP Industrial Trust REIT	39,068
2,170	Marcus & Millichap, Inc. REIT	74,757
2,909	Newmark Group, Inc. Class A	23,185
136	NexPoint Residential Trust, Inc. REIT	5,919
4,583	Piedmont Office Realty Trust, Inc. Class A REIT	42,026
3,453	PotlatchDeltic Corp. REIT	151,897
4,536	RMR Group, Inc. Class A	128,142
4,074	RPT Realty REIT	40,903
66	Safehold, Inc. REIT	1,889
5,205	UMH Properties, Inc. REIT	83,801
713	Universal Health Realty Income Trust REIT	34,032
		1,371,326
	Retailing - 8.3%
6,291	Aaron's Co., Inc.	75,177
3,471	Abercrombie & Fitch Co. Class A*	79,521
3,416	Academy Sports & Outdoors, Inc.	179,477
316	Asbury Automotive Group, Inc.*	56,643
10,718	Big 5 Sporting Goods Corp.(1)	94,640
7,006	Buckle, Inc.	317,722
1,795	Build-A-Bear Workshop, Inc.*	42,793
6,314	Caleres, Inc.	140,676
1,167	Camping World Holdings, Inc. Class A	26,047
7,589	Cato Corp. Class A	70,805
3,264	Designer Brands, Inc. Class A	31,922
751	Dillard's, Inc. Class A	242,723
158	Foot Locker, Inc.	5,971
656	Group 1 Automotive, Inc.	118,323
9,842	Haverty Furniture Cos., Inc.	294,276
2,852	Hibbett, Inc.	194,563
2,371	MarineMax, Inc.*	74,023
1,291	Nordstrom, Inc.	20,837
1,095	Penske Automotive Group, Inc.	125,848
6,786	Rent-A-Center, Inc.	153,024
4,441	Sally Beauty Holdings, Inc.*	55,601
1,105	Shoe Carnival, Inc.	26,421
170	Shutterstock, Inc.	8,962
458	Signet Jewelers Ltd.	31,144
4,448	Sportsman's Warehouse Holdings, Inc.*	41,856
302	Zumiez, Inc.*	6,566
		2,515,561
	Semiconductors & Semiconductor Equipment - 2.6%
780	Alpha & Omega Semiconductor Ltd.*	22,285
9,845	Amkor Technology, Inc.	236,083
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Semiconductors & Semiconductor Equipment - 2.6% - (continued)
597	Axcelis Technologies, Inc.*	$ 47,378
324	Cohu, Inc.*	10,384
5,315	Kulicke & Soffa Industries, Inc.	235,242
10,233	Magnachip Semiconductor Corp.*	96,088
8,758	Photronics, Inc.*	147,397
		794,857
	Software & Services - 2.5%
9,104	A10 Networks, Inc.	151,399
6,440	Conduent, Inc.*	26,082
3,633	CSG Systems International, Inc.	207,808
650	Evertec, Inc.	21,047
5,908	Hackett Group, Inc.	120,346
20,575	Information Services Group, Inc.	94,645
1,231	Progress Software Corp.	62,104
5,822	Rimini Street, Inc.*	22,182
915	TTEC Holdings, Inc.	40,379
746	Xperi, Inc.*	6,423
		752,415
	Technology Hardware & Equipment - 7.3%
2,633	Aviat Networks, Inc.*	82,123
2,234	Bel Fuse, Inc. Class B	73,543
318	Belden, Inc.	22,864
2,054	Benchmark Electronics, Inc.	54,821
4,182	ePlus, Inc.*	185,179
4,128	Garrett Motion, Inc.*	31,455
1,830	Insight Enterprises, Inc.*	183,494
692	Kimball Electronics, Inc.*	15,632
3,711	Methode Electronics, Inc.	164,657
1,168	OSI Systems, Inc.*	92,880
1,267	PC Connection, Inc.	59,422
980	Plexus Corp.*	100,872
6,082	Richardson Electronics Ltd.	129,729
4,683	Sanmina Corp.*	268,289
4,953	ScanSource, Inc.*	144,727
3,657	Super Micro Computer, Inc.*	300,240
13,638	Vishay Intertechnology, Inc.	294,172
469	Vishay Precision Group, Inc.*	18,127
		2,222,226
	Telecommunication Services - 1.0%
4,016	EchoStar Corp. Class A*	66,987
681	IDT Corp. Class B*	19,183
16,116	Telephone & Data Systems, Inc.	169,057
2,788	United States Cellular Corp.*	58,130
		313,357
	Transportation - 5.4%
1,508	ArcBest Corp.	105,620
323	Atlas Air Worldwide Holdings, Inc.*	32,558
2,828	Covenant Logistics Group, Inc.	97,764
4,374	Eagle Bulk Shipping, Inc.	218,438
12,662	Genco Shipping & Trading Ltd.	194,488
1,990	Hub Group, Inc. Class A*	158,185
2,894	Marten Transport Ltd.	57,243
2,160	Matson, Inc.	135,022
26,441	Pangaea Logistics Solutions Ltd.	136,171
11,174	Schneider National, Inc. Class B	261,472
2,251	Universal Logistics Holdings, Inc.	75,273
3,752	Werner Enterprises, Inc.	151,056
		1,623,290
	Utilities - 0.5%
618	Avista Corp.	27,402
235	Northwest Natural Holding Co.	11,184

26

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Utilities - 0.5% - (continued)
958	Otter Tail Corp.		$ 56,244
983	Unitil Corp.		50,487
			145,317
	Total Common Stocks (cost $32,055,473)		$ 30,186,200
SHORT-TERM INVESTMENTS - 1.0%
	Securities Lending Collateral - 1.0%
48,965	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.14%(2)		$ 48,965
163,218	HSBC US Government Money Market Fund, 4.13%(2)		163,218
48,965	Invesco Government & Agency Portfolio, Institutional Class, 4.22%(2)		48,965
48,965	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.08%(2)		48,965
	Total Short-Term Investments (cost $310,113)		$ 310,113
	Total Investments (cost $32,365,586)	100.6%	$ 30,496,313
	Other Assets and Liabilities	(0.6)%	(184,760)
	Total Net Assets	100.0%	$ 30,311,553
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	03/17/2023	$ 88,545	$ (2,044)
Total futures contracts				$ (2,044)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
27

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 177,441	$ 177,441	$ —	$ —
Banks	2,877,117	2,877,117	—	—
Capital Goods	2,156,393	2,156,393	—	—
Commercial & Professional Services	1,314,808	1,314,808	—	—
Consumer Durables & Apparel	1,502,567	1,502,567	—	—
Consumer Services	254,915	254,915	—	—
Diversified Financials	441,814	441,814	—	—
Energy	1,320,749	1,320,749	—	—
Food & Staples Retailing	1,232,802	1,232,802	—	—
Food, Beverage & Tobacco	551,237	551,237	—	—
Health Care Equipment & Services	2,409,627	2,409,627	—	—
Household & Personal Products	158,277	158,277	—	—
Insurance	1,395,811	1,395,811	—	—
Materials	1,158,068	1,158,068	—	—
Media & Entertainment	676,487	676,487	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,819,738	2,819,738	—	—
Real Estate	1,371,326	1,371,326	—	—
Retailing	2,515,561	2,515,561	—	—
Semiconductors & Semiconductor Equipment	794,857	794,857	—	—
Software & Services	752,415	752,415	—	—
Technology Hardware & Equipment	2,222,226	2,222,226	—	—
Telecommunication Services	313,357	313,357	—	—
Transportation	1,623,290	1,623,290	—	—
Utilities	145,317	145,317	—	—
Short-Term Investments	310,113	310,113	—	—
Total	$ 30,496,313	$ 30,496,313	$ —	$ —
Liabilities
Futures Contracts(2)	$ (2,044)	$ (2,044)	$ —	$ —
Total	$ (2,044)	$ (2,044)	$ —	$ —

(1)	For the period ended December 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
28

Hartford Multifactor US Equity ETF
Schedule of Investments
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.1%
20,606	Gentex Corp.	$ 561,926
	Banks - 2.3%
78,914	Bank of America Corp.	2,613,632
11,484	Citigroup, Inc.	519,421
28,186	CVB Financial Corp.	725,789
12,172	First Interstate BancSystem, Inc. Class A	470,448
26,952	JP Morgan Chase & Co.	3,614,263
787	M&T Bank Corp.	114,162
5,882	New York Community Bancorp, Inc.	50,585
1,669	PNC Financial Services Group, Inc.	263,602
2,999	Prosperity Bancshares, Inc.	217,967
8,370	SouthState Corp.	639,133
1,096	U.S. Bancorp	47,797
5,573	United Bankshares, Inc.	225,651
10,934	Wells Fargo & Co.	451,465
3,506	Zions Bancorp NA	172,355
		10,126,270
	Capital Goods - 5.2%
9,766	3M Co.	1,171,139
3,026	A.O. Smith Corp.	173,208
13,943	BWX Technologies, Inc.	809,809
1,704	Carlisle Cos., Inc.	401,548
1,888	Carrier Global Corp.	77,880
350	Caterpillar, Inc.	83,846
5,110	Cummins, Inc.	1,238,102
29,613	Fastenal Co.	1,401,287
4,372	General Dynamics Corp.	1,084,737
3,190	Huntington Ingalls Industries, Inc.	735,869
1,936	Illinois Tool Works, Inc.	426,501
5,447	L3Harris Technologies, Inc.	1,134,120
2,251	Lincoln Electric Holdings, Inc.	325,247
5,382	Lockheed Martin Corp.	2,618,289
8,359	Masco Corp.	390,115
18,924	MSC Industrial Direct Co., Inc. Class A	1,546,091
5,632	Northrop Grumman Corp.	3,072,876
9,331	Otis Worldwide Corp.	730,711
9,957	PACCAR, Inc.	985,444
626	Simpson Manufacturing Co., Inc.	55,501
3,335	Snap-on, Inc.	762,014
11,556	UFP Industries, Inc.	915,813
5,403	Watsco, Inc.	1,347,508
904	Watts Water Technologies, Inc. Class A	132,192
2,746	WW Grainger, Inc.	1,527,462
		23,147,309
	Commercial & Professional Services - 2.4%
15,140	Booz Allen Hamilton Holding Corp. Class A	1,582,433
1,015	CACI International, Inc. Class A*	305,099
9,764	FTI Consulting, Inc.*	1,550,523
5,742	Jacobs Solutions, Inc.	689,442
4,331	Leidos Holdings, Inc.	455,578
14,472	ManpowerGroup, Inc.	1,204,215
8,033	Republic Services, Inc.	1,036,176
5,165	Robert Half International, Inc.	381,332
27,370	Rollins, Inc.	1,000,100
1,254	Science Applications International Corp.	139,106
2,209	Verisk Analytics, Inc. Class A	389,712
4,703	Waste Connections, Inc.	623,430
8,785	Waste Management, Inc.	1,378,191
		10,735,337
	Consumer Durables & Apparel - 1.1%
3,143	D.R. Horton, Inc.	280,167
6,415	Garmin Ltd.	592,040
55,694	Mattel, Inc.*	993,581
22,587	Newell Brands, Inc.	295,438
2,534	NIKE, Inc. Class B	296,503
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Durables & Apparel - 1.1% - (continued)
14,119	Ralph Lauren Corp.	$ 1,491,955
7,687	VF Corp.	212,238
5,012	Whirlpool Corp.	708,998
		4,870,920
	Consumer Services - 2.0%
3,552	Domino's Pizza, Inc.	1,230,413
50,817	H&R Block, Inc.	1,855,329
15,536	McDonald's Corp.	4,094,202
7,095	Service Corp. International	490,548
9,421	Yum! Brands, Inc.	1,206,642
		8,877,134
	Diversified Financials - 1.5%
11,382	Bank of New York Mellon Corp.	518,109
14,576	Berkshire Hathaway, Inc. Class B*	4,502,526
429	CME Group, Inc.	72,141
8,234	Houlihan Lokey, Inc.	717,675
10,350	Voya Financial, Inc.	636,422
		6,446,873
	Energy - 2.7%
23,693	Chevron Corp.	4,252,656
4,084	ConocoPhillips	481,912
67,977	Coterra Energy, Inc.	1,670,195
2,367	EOG Resources, Inc.	306,574
43,578	Exxon Mobil Corp.	4,806,653
1,699	Pioneer Natural Resources Co.	388,035
860	Valero Energy Corp.	109,100
		12,015,125
	Food & Staples Retailing - 2.7%
9,124	BJ's Wholesale Club Holdings, Inc.*	603,644
2,075	Casey's General Stores, Inc.	465,526
6,342	Costco Wholesale Corp.	2,895,123
61,615	Kroger Co.	2,746,797
31,398	Walgreens Boots Alliance, Inc.	1,173,029
29,813	Walmart, Inc.	4,227,185
		12,111,304
	Food, Beverage & Tobacco - 3.8%
1,797	Altria Group, Inc.	82,141
2,435	Archer-Daniels-Midland Co.	226,090
18,967	Campbell Soup Co.	1,076,377
44,868	Coca-Cola Co.	2,854,054
14,609	Conagra Brands, Inc.	565,368
46,980	Flowers Foods, Inc.	1,350,205
17,237	General Mills, Inc.	1,445,322
3,632	Hershey Co.	841,062
11,794	Hormel Foods Corp.	537,217
2,157	JM Smucker Co.	341,798
27,867	Kellogg Co.	1,985,245
21,413	PepsiCo., Inc.	3,868,473
9,895	Philip Morris International, Inc.	1,001,473
13,602	Tyson Foods, Inc. Class A	846,725
		17,021,550
	Health Care Equipment & Services - 5.8%
11,384	Abbott Laboratories	1,249,849
14,716	AmerisourceBergen Corp. Class A	2,438,589
16,254	AMN Healthcare Services, Inc.*	1,671,236
3,997	Baxter International, Inc.	203,727
3,209	Becton Dickinson and Co.	816,049
1,552	Cardinal Health, Inc.	119,302
831	Centene Corp.*	68,150
1,084	Chemed Corp.	553,306
3,211	Cigna Corp.	1,063,933
18,312	CVS Health Corp.	1,706,495
2,758	Elevance Health, Inc.	1,414,771
9,905	Henry Schein, Inc.*	791,112

29

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 5.8% - (continued)
11,809	Hologic, Inc.*	$ 883,431
2,615	Humana, Inc.	1,339,377
1,060	Laboratory Corp. of America Holdings	249,609
4,125	McKesson Corp.	1,547,370
362	Molina Healthcare, Inc.*	119,540
35,108	Premier, Inc. Class A	1,228,078
17,700	Quest Diagnostics, Inc.	2,768,988
17,656	QuidelOrtho Corp.*	1,512,590
1,354	ResMed, Inc.	281,808
6,795	UnitedHealth Group, Inc.	3,602,573
		25,629,883
	Household & Personal Products - 1.7%
745	Avery Dennison Corp.	134,845
6,353	Church & Dwight Co., Inc.	512,115
6,106	Clorox Co.	856,855
13,461	Colgate-Palmolive Co.	1,060,592
9,837	Kimberly-Clark Corp.	1,335,373
24,986	Procter & Gamble Co.	3,786,878
		7,686,658
	Insurance - 7.0%
7,457	Aflac, Inc.	536,456
17,576	Allstate Corp.	2,383,306
16,529	American International Group, Inc.	1,045,294
16,605	Arch Capital Group Ltd.*	1,042,462
611	Arthur J Gallagher & Co.	115,198
4,280	Assurant, Inc.	535,257
43,975	Axis Capital Holdings Ltd.	2,382,126
7,328	Chubb Ltd.	1,616,557
20,505	Cincinnati Financial Corp.	2,099,507
1,933	Erie Indemnity Co. Class A	480,776
6,666	Everest Re Group Ltd.	2,208,246
269	F&G Annuities & Life, Inc.	5,383
3,876	Fidelity National Financial, Inc.	145,815
1,637	First American Financial Corp.	85,681
8,922	Hanover Insurance Group, Inc.	1,205,630
12,175	Loews Corp.	710,168
990	Markel Corp.*	1,304,315
2,432	Marsh & McLennan Cos., Inc.	402,447
27,149	MetLife, Inc.	1,964,773
69,423	Old Republic International Corp.	1,676,565
7,281	Principal Financial Group, Inc.	611,021
9,777	Progressive Corp.	1,268,175
15,390	Prudential Financial, Inc.	1,530,689
419	RLI Corp.	55,002
10,741	Selective Insurance Group, Inc.	951,760
11,662	Travelers Cos., Inc.	2,186,508
23,526	Unum Group	965,272
3,993	Willis Towers Watson plc	976,608
10,478	WR Berkley Corp.	760,388
		31,251,385
	Materials - 4.2%
936	Air Products and Chemicals, Inc.	288,531
86,804	Amcor plc	1,033,836
1,920	AptarGroup, Inc.	211,162
11,337	CF Industries Holdings, Inc.	965,912
20,182	Commercial Metals Co.	974,791
19,628	Dow, Inc.	989,055
2,221	Graphic Packaging Holding Co.	49,417
36,950	Huntsman Corp.	1,015,386
22,734	International Paper Co.	787,278
13,241	LyondellBasell Industries N.V. Class A	1,099,400
42,754	Newmont Corp.	2,017,989
13,271	Nucor Corp.	1,749,250
11,565	Packaging Corp. of America	1,479,279
11,049	Reliance Steel & Aluminum Co.	2,236,760
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Materials - 4.2% - (continued)
4,037	RPM International, Inc.	$ 393,406
413	Sherwin-Williams Co.	98,017
17,215	Silgan Holdings, Inc.	892,426
23,110	Steel Dynamics, Inc.	2,257,847
		18,539,742
	Media & Entertainment - 3.5%
25,304	Activision Blizzard, Inc.	1,937,021
31,503	Alphabet, Inc. Class A*	2,779,510
554	Charter Communications, Inc. Class A*	187,861
31,635	Comcast Corp. Class A	1,106,276
11,523	Electronic Arts, Inc.	1,407,880
18,794	Fox Corp. Class A	570,774
23,416	Liberty Global plc Class C*	454,973
16,794	Meta Platforms, Inc. Class A*	2,020,990
12,451	Omnicom Group, Inc.	1,015,628
185,127	Sirius XM Holdings, Inc.(1)	1,081,141
4,352	Take-Two Interactive Software, Inc.*	453,174
91,779	TEGNA, Inc.	1,944,797
9,436	Walt Disney Co.*	819,800
		15,779,825
	Pharmaceuticals, Biotechnology & Life Sciences - 11.9%
33,276	AbbVie, Inc.	5,377,734
8,735	Amgen, Inc.	2,294,160
38,835	Bristol-Myers Squibb Co.	2,794,178
2,025	Corteva, Inc.	119,030
8,871	Danaher Corp.	2,354,541
14,670	Eli Lilly & Co.	5,366,873
24,617	Exelixis, Inc.*	394,857
45,431	Gilead Sciences, Inc.	3,900,251
9,072	Incyte Corp.*	728,663
30,583	Johnson & Johnson	5,402,487
61,364	Merck & Co., Inc.	6,808,336
1,787	Moderna, Inc.*	320,981
83,230	Organon & Co.	2,324,614
112,364	Pfizer, Inc.	5,757,531
4,109	Regeneron Pharmaceuticals, Inc.*	2,964,603
3,150	Seagen, Inc.*	404,807
5,060	Thermo Fisher Scientific, Inc.	2,786,491
3,848	United Therapeutics Corp.*	1,070,090
4,922	Vertex Pharmaceuticals, Inc.*	1,421,375
1,105	Waters Corp.*	378,551
		52,970,153
	Real Estate - 1.4%
4,130	Agree Realty Corp. REIT	292,941
1,718	American Tower Corp. REIT	363,976
10,534	Americold Realty Trust, Inc. REIT	298,218
8,545	Broadstone Net Lease, Inc. REIT	138,514
2,634	Crown Castle, Inc. REIT	357,276
10,518	Digital Realty Trust, Inc. REIT	1,054,640
572	Equinix, Inc. REIT	374,677
1,174	Equity Residential REIT	69,266
3,447	Extra Space Storage, Inc. REIT	507,329
8,493	Iron Mountain, Inc. REIT	423,376
3,381	Public Storage REIT	947,322
2,811	Realty Income Corp. REIT	178,302
466	SBA Communications Corp. REIT	130,624
3,466	Weyerhaeuser Co. REIT	107,446
10,495	WP Carey, Inc. REIT	820,184
		6,064,091
	Retailing - 6.5%
1,539	Advance Auto Parts, Inc.	226,279
21,046	Amazon.com, Inc.*	1,767,864
6,661	AutoNation, Inc.*	714,725
932	AutoZone, Inc.*	2,298,480
27,328	Best Buy Co., Inc.	2,191,979

30

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Retailing - 6.5% - (continued)
11,097	Dollar General Corp.	$ 2,732,636
12,610	Dollar Tree, Inc.*	1,783,559
11,015	Genuine Parts Co.	1,911,213
13,525	Home Depot, Inc.	4,272,007
453	Lithia Motors, Inc. Class A	92,747
5,194	LKQ Corp.	277,412
4,510	Lowe's Cos., Inc.	898,572
10,247	Murphy USA, Inc.	2,864,446
2,472	O'Reilly Automotive, Inc.*	2,086,442
549	Pool Corp.	165,979
10,635	Target Corp.	1,585,040
7,603	TJX Cos., Inc.	605,199
10,154	Tractor Supply Co.	2,284,345
563	Ulta Beauty, Inc.*	264,087
		29,023,011
	Semiconductors & Semiconductor Equipment - 3.9%
939	Analog Devices, Inc.	154,024
2,477	Applied Materials, Inc.	241,210
7,546	Broadcom, Inc.	4,219,195
8,996	Cirrus Logic, Inc.*	670,022
80,264	Intel Corp.	2,121,378
2,976	KLA Corp.	1,122,041
425	Lam Research Corp.	178,628
14,664	Micron Technology, Inc.	732,907
1,187	Monolithic Power Systems, Inc.	419,735
12,546	NVIDIA Corp.	1,833,472
8,827	Power Integrations, Inc.	633,072
11,809	QUALCOMM, Inc.	1,298,282
5,856	Skyworks Solutions, Inc.	533,657
10,319	Teradyne, Inc.	901,365
12,997	Texas Instruments, Inc. Class A	2,147,364
		17,206,352
	Software & Services - 12.0%
15,039	Accenture plc Class A	4,013,007
8,951	Adobe, Inc.*	3,012,280
19,480	Akamai Technologies, Inc.*	1,642,164
5,043	Automatic Data Processing, Inc.	1,204,571
2,342	Black Knight, Inc.*	144,618
13,638	Box, Inc. Class A*	424,551
10,427	Broadridge Financial Solutions, Inc.	1,398,573
6,343	Cadence Design Systems, Inc.*	1,018,940
33,486	Cognizant Technology Solutions Corp. Class A	1,915,064
7,673	Concentrix Corp.	1,021,737
15,453	Dolby Laboratories, Inc. Class A	1,090,055
61,413	Dropbox, Inc. Class A*	1,374,423
2,295	ExlService Holdings, Inc.*	388,842
507	Fiserv, Inc.*	51,242
10,089	Fortinet, Inc.*	493,251
1,697	Gartner, Inc.*	570,430
21,868	International Business Machines Corp.	3,080,982
588	Intuit, Inc.	228,861
15,112	Jack Henry & Associates, Inc.	2,653,063
9,016	Mastercard, Inc. Class A	3,135,134
26,399	MAXIMUS, Inc.	1,935,839
17,789	Microsoft Corp.	4,266,158
77,291	Nortonlifelock, Inc.	1,656,346
26,733	Oracle Corp.	2,185,155
1,384	Palo Alto Networks, Inc.*	193,123
15,087	Paychex, Inc.	1,743,454
6,612	Qualys, Inc.*	742,065
1,731	Roper Technologies, Inc.	747,948
368	ServiceNow, Inc.*	142,883
2,796	Synopsys, Inc.*	892,735
5,775	Teradata Corp.*	194,386
7,697	VeriSign, Inc.*	1,581,272
17,132	Visa, Inc. Class A	3,559,344
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 12.0% - (continued)
9,125	VMware, Inc. Class A*	$ 1,120,185
214,179	Western Union Co.	2,949,245
9,166	Zoom Video Communications, Inc. Class A*	620,905
		53,392,831
	Technology Hardware & Equipment - 8.5%
32,840	Allison Transmission Holdings, Inc.	1,366,144
10,825	Amphenol Corp. Class A	824,216
27,423	Apple, Inc.	3,563,070
765	Arista Networks, Inc.*	92,833
12,539	Arrow Electronics, Inc.*	1,311,203
60,555	Avnet, Inc.	2,517,877
5,717	CDW Corp.	1,020,942
5,697	Ciena Corp.*	290,433
54,321	Cisco Systems, Inc.	2,587,852
47,824	Corning, Inc.	1,527,499
66,984	Dell Technologies, Inc. Class C	2,694,096
219,117	Hewlett Packard Enterprise Co.	3,497,107
129,802	HP, Inc.	3,487,780
13,602	Jabil, Inc.	927,656
55,668	Juniper Networks, Inc.	1,779,149
9,183	Keysight Technologies, Inc.*	1,570,936
1,639	Littelfuse, Inc.	360,908
8,122	Motorola Solutions, Inc.	2,093,121
29,068	NetApp, Inc.	1,745,824
659	Rogers Corp.*	78,645
40,514	Seagate Technology Holdings plc	2,131,442
4,649	TE Connectivity Ltd.	533,705
72,148	Vontier Corp.	1,394,621
8,160	Western Digital Corp.*	257,448
		37,654,507
	Telecommunication Services - 2.5%
177,062	AT&T, Inc.	3,259,711
135,793	Lumen Technologies, Inc.	708,840
8,614	T-Mobile U.S., Inc.*	1,205,960
147,865	Verizon Communications, Inc.	5,825,881
		11,000,392
	Transportation - 2.6%
20,428	CH Robinson Worldwide, Inc.	1,870,388
18,226	Expeditors International of Washington, Inc.	1,894,046
3,976	FedEx Corp.	688,643
5,060	J.B. Hunt Transport Services, Inc.	882,262
14,424	Knight-Swift Transportation Holdings, Inc.	755,962
14,754	Landstar System, Inc.	2,403,427
16,706	Ryder System, Inc.	1,396,120
10,786	United Parcel Service, Inc. Class B	1,875,038
		11,765,886
	Utilities - 4.5%
11,470	Alliant Energy Corp.	633,259
10,341	Ameren Corp.	919,522
12,173	American Electric Power Co., Inc.	1,155,826
602	American Water Works Co., Inc.	91,757
7,550	Atmos Energy Corp.	846,128
19,081	CMS Energy Corp.	1,208,400
17,904	Consolidated Edison, Inc.	1,706,430
10,604	Dominion Energy, Inc.	650,237
1,743	DTE Energy Co.	204,855
8,469	Duke Energy Corp.	872,222
9,668	Edison International	615,078
3,557	Entergy Corp.	400,163
8,131	Evergy, Inc.	511,684
6,276	Eversource Energy	526,180
23,077	Exelon Corp.	997,619
13,828	FirstEnergy Corp.	579,946
19,089	Hawaiian Electric Industries, Inc.	798,875
1,948	IDACORP, Inc.	210,092

31

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 4.5% - (continued)
12,732	National Fuel Gas Co.		$ 805,936
10,864	NiSource, Inc.		297,891
37,402	NRG Energy, Inc.		1,190,132
12,680	OGE Energy Corp.		501,494
1,479	Pinnacle West Capital Corp.		112,463
9,743	Portland General Electric Co.		477,407
8,425	Southern Co.		601,629
1,513	Southwest Gas Holdings, Inc.		93,624
10,548	Spire, Inc.		726,335
10,611	UGI Corp.		393,350
11,044	WEC Energy Group, Inc.		1,035,485
13,440	Xcel Energy, Inc.		942,278
			20,106,297
	Total Common Stocks (cost $444,737,726)		$ 443,984,761
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
164,900	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.14%(2)		$ 164,900
549,669	HSBC US Government Money Market Fund, 4.13%(2)		549,669
164,901	Invesco Government & Agency Portfolio, Institutional Class, 4.22%(2)		164,901
164,901	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.08%(2)		164,901
	Total Short-Term Investments (cost $1,044,371)		$ 1,044,371
	Total Investments (cost $445,782,097)	100.0%	$ 445,029,132
	Other Assets and Liabilities	0.0%	67,822
	Total Net Assets	100.0%	$ 445,096,954
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	5	03/17/2023	$ 965,250	$ (37,067)
Total futures contracts				$ (37,067)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
32

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 561,926	$ 561,926	$ —	$ —
Banks	10,126,270	10,126,270	—	—
Capital Goods	23,147,309	23,147,309	—	—
Commercial & Professional Services	10,735,337	10,735,337	—	—
Consumer Durables & Apparel	4,870,920	4,870,920	—	—
Consumer Services	8,877,134	8,877,134	—	—
Diversified Financials	6,446,873	6,446,873	—	—
Energy	12,015,125	12,015,125	—	—
Food & Staples Retailing	12,111,304	12,111,304	—	—
Food, Beverage & Tobacco	17,021,550	17,021,550	—	—
Health Care Equipment & Services	25,629,883	25,629,883	—	—
Household & Personal Products	7,686,658	7,686,658	—	—
Insurance	31,251,385	31,251,385	—	—
Materials	18,539,742	18,539,742	—	—
Media & Entertainment	15,779,825	15,779,825	—	—
Pharmaceuticals, Biotechnology & Life Sciences	52,970,153	52,970,153	—	—
Real Estate	6,064,091	6,064,091	—	—
Retailing	29,023,011	29,023,011	—	—
Semiconductors & Semiconductor Equipment	17,206,352	17,206,352	—	—
Software & Services	53,392,831	53,392,831	—	—
Technology Hardware & Equipment	37,654,507	37,654,507	—	—
Telecommunication Services	11,000,392	11,000,392	—	—
Transportation	11,765,886	11,765,886	—	—
Utilities	20,106,297	20,106,297	—	—
Short-Term Investments	1,044,371	1,044,371	—	—
Total	$ 445,029,132	$ 445,029,132	$ —	$ —
Liabilities
Futures Contracts(2)	$ (37,067)	$ (37,067)	$ —	$ —
Total	$ (37,067)	$ (37,067)	$ —	$ —

(1)	For the period ended December 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
33

Hartford Multifactor ETFs
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
34

Hartford Multifactor ETFs
 Notes to the Schedules of Investments
 December 31, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, a Fund will use the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board of the Trust (“Valuation Procedures”).
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
35

Hartford Multifactor ETFs
 Notes to the Schedules of Investments – (continued)
 December 31, 2022  (Unaudited)

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
Geopolitical events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
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